UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CERTIFICATES OF DEPOSIT — 31.6%
ANZ New Zealand International
0.120%, 05/04/15 (A)	$1,000	$1,000
Bank of Montreal, Chicago
0.240%, 05/08/15 (A)	2,000	2,000
0.230%, 06/01/15	2,000	2,000
0.190%, 07/01/15	4,000	4,000
Bank of Nova Scotia
0.260%, 05/01/15 (A)	1,000	1,000
0.250%, 05/01/15 (A)	2,700	2,700
0.260%, 05/09/15 (A)	3,000	3,000
0.261%, 06/04/15 (A)	2,000	2,000
0.270%, 07/27/15	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ NY
0.309%, 05/01/15 (A)	2,300	2,300
0.240%, 05/11/15	2,000	2,000
0.310%, 07/29/15	350	350
Canadian Imperial Bank of Commerce NY
0.278%, 05/12/15 (A)	1,800	1,800
0.240%, 05/12/15	1,000	1,000
JPMorgan Securities LLC
0.279%, 05/01/15 (A)	1,000	1,000
Mizuho Bank
0.260%, 06/05/15	996	996
0.250%, 06/18/15	917	917
National Australia Bank
0.258%, 05/07/15 (A)	2,252	2,252
Nordea Bank
0.245%, 05/26/15	1,000	1,000
0.240%, 05/26/15	3,000	3,000
0.245%, 06/01/15	2,000	2,000
0.180%, 06/15/15	3,000	3,000
Old Line Funding LLC
0.278%, 05/07/15 (A)	332	332
0.281%, 05/19/15 (A)	2,000	2,000
Skandinaviska Enskilda Banken
0.240%, 07/06/15	1,600	1,600
Sumitomo Mitsui Banking
0.306%, 05/02/15 (A)	3,000	3,000
0.250%, 07/01/15	2,000	2,000
Svenska Handelsbanken
0.195%, 05/26/15	110	110
0.180%, 06/01/15	3,000	3,000
0.250%, 06/10/15	357	357
0.180%, 06/10/15	2,000	2,000
0.185%, 06/11/15	4,000	4,000
0.200%, 06/15/15	2,000	2,000
Toronto-Dominion Bank
0.248%, 05/06/15 (A)	410	410

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.230%, 05/11/15	$548	$548
0.230%, 05/29/15	734	734
0.170%, 06/15/15	2,000	2,000
0.235%, 07/06/15	672	672
0.260%, 07/17/15	1,265	1,265
0.280%, 09/18/15	1,500	1,500
Wells Fargo Bank
0.290%, 05/01/15 (A)	202	202
0.260%, 05/01/15 (A)	2,000	2,000
0.250%, 05/01/15 (A)	1,300	1,300
0.250%, 05/01/15 (A)	2,000	2,000
0.250%, 05/01/15 (A)	1,300	1,300
0.258%, 05/07/15 (A)	1,000	1,000
0.230%, 05/07/15	3,000	3,000
0.260%, 08/03/15	819	819

Total Certificates of Deposit (Cost $81,464) ($ Thousands)		81,464

COMMERCIAL PAPER (B) (C) — 29.2%
Albion Capital LLC
0.230%, 05/15/15	1,800	1,800
ANZ New Zealand International
0.280%, 07/17/15	860	859
Caisse Centrale Desjardins
0.190%, 05/20/15	3,000	3,000
Chariot Funding LLC
0.230%, 05/08/15	388	388
Chevron
0.170%, 06/02/15	1,200	1,200
Coca-Cola
0.210%, 05/26/15	2,000	2,000
0.220%, 07/27/15	3,000	2,998
Exxon Mobil
0.180%, 06/22/15	1,000	1,000
Fairway Finance LLC
0.220%, 05/11/15	1,000	1,000
0.190%, 06/05/15	368	368
0.240%, 07/02/15	947	946
0.220%, 07/06/15	926	925
0.200%, 09/03/15	399	398
JPMorgan Securities LLC
0.250%, 05/04/15 to 05/11/15	7,500	7,500
0.290%, 06/15/15	1,000	1,000
0.300%, 07/08/15	3,000	2,998
0.230%, 08/03/15	1,000	999
Liberty Street Funding LLC
0.190%, 05/06/15	342	342
0.240%, 05/08/15	635	635
0.180%, 05/26/15	2,545	2,545

1	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
National Australia Bank
0.260%, 07/06/15	$424	$424
National Bank of Canada
0.300%, 09/17/15	500	500
0.280%, 09/17/15	3,000	2,997
Old Line Funding LLC
0.130%, 06/05/15	865	865
0.240%, 06/12/15	1,126	1,126
0.300%, 06/17/15	1,063	1,063
Regency Markets LLC
0.150%, 05/01/15	1,504	1,504
Skandinaviska Enskilda Banken
0.250%, 07/06/15	2,000	1,999
Thunder Bay Funding LLC
0.278%, 05/07/15 (A)	957	957
0.230%, 05/18/15	1,127	1,127
0.280%, 06/16/15	552	552
0.220%, 06/24/15 to 07/09/15	5,000	4,998
0.130%, 09/21/15	753	752
Toyota Credit Canada
0.240%, 05/12/15	189	189
0.270%, 07/27/15	1,000	999
Toyota Motor Credit
0.230%, 05/19/15 to 05/20/15	2,000	2,000
0.250%, 05/29/15	1,000	1,000
0.200%, 06/12/15	2,000	1,999
0.270%, 07/30/15	3,000	2,998
Victory
0.240%, 06/04/15	1,200	1,200
Westpac Securities NZ
0.271%, 05/10/15 (A)	1,500	1,500
0.280%, 07/07/15	3,000	2,998
0.275%, 07/15/15	7,000	6,996
Working Capital Management
0.280%, 05/01/15	833	833
0.190%, 05/04/15	711	711

Total Commercial Paper (Cost $75,188) ($ Thousands)		75,188

TIME DEPOSITS — 18.9%
Australia & New Zealand Banking
0.100%, 05/01/15	8,000	8,000
Bank of New York
0.070%, 05/01/15	3,362	3,362
Citibank
0.090%, 05/01/15	12,590	12,590
Lloyds Bank
0.060%, 05/01/15	12,400	12,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Swedbank
0.060%, 05/01/15	$12,400	$12,400

Total Time Deposits (Cost $48,752) ($ Thousands)		48,752

CORPORATE OBLIGATIONS — 3.5%
Australia & New Zealand Banking Group MTN
0.456%, 05/07/15 (A) (D)	2,170	2,170
International Business Machines
0.283%, 05/01/15 (A)	2,474	2,474
National Australia Bank
2.750%, 09/28/15 (D)	145	147
Shell International
0.326%, 05/10/15	378	378
Sumitomo Mitsui Banking
1.350%, 07/18/15	1,176	1,178
3.150%, 07/22/15 (D)	216	217
Toronto-Dominion Bank MTN
0.436%, 05/01/15 (A)	992	992
Toyota Motor Credit MTN
0.875%, 07/17/15	1,245	1,247
Westpac Banking
3.000%, 08/04/15	304	306

Total Corporate Obligations (Cost $9,109) ($ Thousands)		9,109

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
FFCB
0.200%, 05/01/15 (A)	760	760
0.200%, 05/11/15 (A)	2,190	2,191
0.178%, 05/16/15 (A)	2,700	2,700
0.232%, 05/24/15 (A)	1,110	1,110
0.197%, 07/23/15 (A)	1,000	1,000
FNMA
0.201%, 05/15/15 (A)	240	240

Total U.S. Government Agency Obligations (Cost $8,001) ($ Thousands)		8,001

MUNICIPAL BONDS — 1.5%

Arizona — 0.2%
Pima County, Industrial Development Authority, RB
0.100%, 05/06/15 (A)	600	600

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.200%, 05/07/15 (A)	775	775

2	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Iowa State, Finance Authority, Ser G, RB
0.200%, 05/07/15 (A)	$15	$15

		790

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.130%, 05/07/15 (A)	185	185

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.090%, 05/06/15 (A)	1,005	1,005

Minnesota — 0.3%
Minnesota State, Office of Higher Education, Ser A, RB
0.120%, 05/07/15 (A)	700	700

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, RB
0.100%, 05/06/15 (A)	190	190

New York — 0.0%
New York State, Housing & Finance Authority, RB
0.240%, 05/05/15 (A)	105	105

Texas — 0.1%
Texas State, Ser B, GO
0.080%, 05/07/15 (A)	375	375

Total Municipal Bonds (Cost $3,950) ($ Thousands)		3,950

REPURCHASE AGREEMENTS (D) — 12.2%
Goldman Sachs 0.100% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $7,500,021 (collateralized by various FMAC, FNMA and GNMA, ranging in par value $4,729 - $5,394,000, 1.970% - 6.500%, 04/20/24 - 02/01/42, with total market value of $7,650,021)	7,500	7,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)
RBC Capital Markets 0.100% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $7,500,021 (collateralized by various FMAC, FNMA and GNMA, ranging in par value $1,000 - $1,051,121, 3.500% - 4.500%, 05/01/26 - 12/20/44, with total market value of $7,650,021)	$7,500	$7,500
TD Securities 0.120% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $1,326,004 (collateralized by various FMAC, FNMA and corporate obligations*, ranging in par value $5,039 - $918,771, 1.339% - 4.500%, 09/01/15 - 02/01/45, with total market value of $1,358,801)	1,326	1,326
TD Securities 0.120% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $7,500,025 (collateralized by FNMA and U.S. Treasury Notes, ranging in par value $520,300 - $8,051,307, 1.750% - 4.000%, 03/31/22 - 05/01/44, with total market value of $7,650,077)	7,500	7,500
Wells Fargo Securities 0.120% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $7,500,025 (collateralized by GNMA, ranging in par value $727,523 - $1,471,787, 3.500% - 4.500%, 09/15/42 - 03/15/45, with total market value of $7,650,026)	7,500	7,500

Total Repurchase Agreements (Cost $31,326) ($ Thousands)		31,326

Total Investments — 100.0% (Cost $257,790) ($ Thousands)†		$257,790

3	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

April 30, 2015

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
TD Securities	Nextera Energy Capital	1.339%	09/01/15	$84
	Westpac Banking	2.000	05/21/19	98

Percentages are based on Net Assets of $257,803 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.5%
FFCB
0.350%, 05/01/15 (A)	$4,280	$4,280
0.250%, 05/01/15 (A)	310	310
0.210%, 05/01/15 (A)	1,710	1,710
0.200%, 05/01/15 (A)	13,480	13,479
0.179%, 05/01/15 (A)	16,067	16,067
0.100%, 05/01/15 (A)	8,765	8,765
0.201%, 05/02/15 (A)	1,750	1,751
0.208%, 05/03/15 (A)	1,705	1,706
0.198%, 05/03/15 (A)	15,738	15,742
0.158%, 05/03/15 (A)	4,000	4,000
0.153%, 05/03/15 (A)	855	855
0.273%, 05/06/15 (A)	490	491
0.188%, 05/06/15 (A)	5,821	5,821
0.210%, 05/08/15 (A)	3,420	3,421
0.200%, 05/08/15 (A)	2,385	2,385
0.180%, 05/08/15 (A)	706	706
0.210%, 05/11/15 (A)	1,520	1,521
0.200%, 05/11/15 (A)	3,605	3,606
0.210%, 05/12/15 (A)	2,510	2,511
0.205%, 05/13/15 (A)	175	175
0.199%, 05/14/15 (A)	8,250	8,252
0.178%, 05/16/15 (A)	8,170	8,170
0.230%, 05/17/15 (A)	2,370	2,371
0.220%, 05/17/15 (A)	4,525	4,526
0.190%, 05/17/15 (A)	1,940	1,940
0.211%, 05/18/15 (A)	3,000	3,001
0.191%, 05/18/15 (A)	980	980
0.271%, 05/19/15 (A)	8,960	8,969
0.191%, 05/19/15 (A)	110	110
0.181%, 05/19/15 (A)	4,330	4,330
0.251%, 05/20/15 (A)	5,027	5,030
0.211%, 05/20/15 (A)	355	355
0.181%, 05/20/15 (A)	7,000	7,001
0.205%, 05/22/15 (A)	2,979	2,979
0.187%, 05/23/15 (A)	5,900	5,899
0.232%, 05/24/15 (A)	958	958
0.227%, 05/24/15 (A)	6,440	6,444
0.222%, 05/24/15 (A)	1,900	1,900
0.211%, 05/26/15 (A)	9,495	9,496
0.201%, 05/26/15 (A)	895	895
0.211%, 05/27/15 (A)	1,500	1,500
0.201%, 05/29/15 (A)	6,000	6,001
0.197%, 07/23/15 (A)	19,000	19,000
0.300%, 08/17/15	1,000	1,000
1.500%, 11/16/15	275	277
4.875%, 12/16/15	5,656	5,821
0.250%, 12/21/15	11,610	11,611

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.440%, 12/28/15	$2,000	$2,003
FHLB
0.540%, 05/01/15	375	375
0.220%, 05/01/15 (A)	4,180	4,181
0.125%, 05/01/15	305	305
0.120%, 05/01/15	26,750	26,750
0.110%, 05/01/15	3,915	3,915
0.100%, 05/12/15	6,130	6,130
0.090%, 05/12/15	14,155	14,155
0.100%, 05/14/15	27,655	27,655
0.121%, 05/20/15 (A)	44,775	44,775
0.125%, 05/22/15	6,243	6,243
0.050%, 05/27/15	2,480	2,480
0.125%, 05/27/15	655	655
0.120%, 05/27/15	240	240
0.125%, 06/02/15	335	335
0.125%, 06/03/15	5,490	5,490
0.125%, 06/04/15	530	530
2.875%, 06/12/15	1,035	1,038
0.500%, 06/12/15	12,085	12,091
0.120%, 06/12/15	5,000	5,000
0.125%, 06/16/15	2,395	2,395
0.125%, 07/29/15	1,720	1,720
0.190%, 08/21/15	3,980	3,981
0.210%, 08/26/15	2,720	2,720
0.375%, 08/28/15	5,935	5,940
0.125%, 08/28/15	1,045	1,045
0.125%, 09/02/15	7,630	7,629
0.190%, 09/08/15	1,555	1,555
0.125%, 09/08/15	730	730
2.875%, 09/11/15	5,195	5,246
0.200%, 09/15/15	1,575	1,575
0.190%, 09/17/15	5,080	5,081
0.200%, 09/18/15	1,120	1,120
0.100%, 09/23/15	13,185	13,184
0.200%, 09/25/15	2,210	2,211
0.150%, 10/02/15	4,460	4,460
0.210%, 10/13/15	6,940	6,941
0.190%, 10/14/15	2,085	2,085
0.125%, 11/25/15	100	100
FHLB DN (B)
1.140%, 05/05/15	1,435	1,435
0.133%, 05/06/15	3,548	3,548
0.080%, 05/15/15	61,000	60,998
0.050%, 05/18/15	8,419	8,418
0.150%, 05/19/15	2,100	2,100
0.130%, 05/20/15	15,474	15,473
0.189%, 06/03/15	16,745	16,744
0.070%, 06/10/15	25,000	24,998

5	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
5.100%, 06/12/15	$20,415	$20,413
0.212%, 06/17/15	64,794	64,785
0.083%, 06/24/15	42,172	42,167
0.120%, 07/15/15	9,120	9,118
0.160%, 10/07/15	8,465	8,459
0.175%, 10/14/15	3,880	3,877
FHLMC
0.185%, 05/13/15 (A)	12,000	11,998
0.173%, 05/16/15 (A)	1,275	1,275
0.163%, 05/16/15 (A)	10,125	10,125
0.300%, 07/08/15	515	515
4.375%, 07/17/15	19,209	19,382
0.500%, 08/28/15	18,040	18,061
0.450%, 09/04/15	2,260	2,262
1.750%, 09/10/15	25,489	25,634
0.420%, 09/18/15	16,335	16,352
0.500%, 09/25/15	525	526
4.750%, 11/17/15	3,769	3,862
0.450%, 11/24/15	2,580	2,582
FHLMC DN (B)
0.100%, 05/06/15	675	675
0.100%, 06/05/15	5,210	5,209
0.122%, 07/27/15	6,268	6,266
0.160%, 09/11/15	29,875	29,857
0.240%, 11/04/15	5,475	5,468
0.240%, 11/16/15	1,030	1,029
0.251%, 12/07/15	5,499	5,491
FNMA
0.450%, 05/01/15 (A)	2,465	2,468
0.201%, 05/15/15 (A)	8,442	8,444
0.203%, 05/16/15 (A)	7,695	7,697
0.191%, 05/25/15 (A)	3,360	3,360
0.201%, 05/26/15 (A)	565	565
0.196%, 05/26/15 (A)	4,000	3,999
0.500%, 05/27/15	33,033	33,042
0.500%, 07/02/15	77,117	77,164
2.375%, 07/28/15	34,836	35,024
2.150%, 08/04/15	3,095	3,111
2.000%, 08/18/15	1,000	1,005
0.670%, 08/26/15	510	511
0.350%, 08/28/15	3,735	3,737
1.875%, 09/09/15	1,190	1,197
2.200%, 09/16/15	2,565	2,584
0.500%, 09/28/15	25,827	25,864
4.375%, 10/15/15	4,089	4,167
1.875%, 10/15/15	975	983
0.500%, 10/22/15	2,475	2,479
1.625%, 10/26/15	1,590	1,601
0.375%, 12/21/15	6,557	6,563

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA DN (B)
0.150%, 09/23/15	$535	$535
Tennessee Valley Authority
4.375%, 06/15/15	1,281	1,288

Total U.S. Government Agency Obligations (Cost $1,128,672) ($ Thousands)		1,128,672

U.S. TREASURY OBLIGATION — 2.7%
U.S. Treasury Notes
1.875%, 06/30/15	50,000	50,149

Total U.S. Treasury Obligation (Cost $50,149) ($ Thousands)		50,149

REPURCHASE AGREEMENTS(C) — 30.5%
Bank of Nova Scotia 0.110%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $100,000,306 (collateralized by FMAC, FNMA and U.S. Treasury obligations, ranging in par value $290,000 - $64,668,900, 0.000% - 2.625%, 05/01/15 - 11/15/20, with total market value $100,248,561)	100,000	100,000
Goldman Sachs 0.020%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $16,000,009 (collateralized by various U.S. Treasury obligations, ranging in par value $6,751,400 - $9,528,100, 0.375% - 0.875%, 04/30/16 - 10/15/17, with total market value $16,320,078)	16,000	16,000
Goldman Sachs 0.090%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $280,000,700 (collateralized by various FMAC, FNMA and GNMA obligations, ranging in par value $1,000 - $81,533,000, 0.000% - 6.750%, 07/29/15 - 11/23/35; with total market value $285,600,714)	280,000	280,000

6	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
TD Securities 0.110%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $100,000,306 (collateralized by FNMA, FHLB, FCSB, TVDN and U.S. Treasury obligations, ranging in par value $100 - $63,010,000, 0.239% - 7.125%, 06/15/15 - 02/15/42, with total market value $102,000,337)	$100,000	$100,000
Wells Fargo 0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $24,000,067 (collateralized by various U.S. Treasury obligations, ranging in par value $9,010,300 - $15,382,900, 0.095% - 1.000%, 07/31/16 - 05/31/18, with total market value $24,480,154)	24,000	24,000
Wells Fargo 0.090%, dated 02/27/15, to be repurchased on 05/21/15, repurchase price $20,004,150 (collateralized by various GNMA obligations, ranging in par value $972,399 - $14,000,000, 3.500% - 5.000%, 05/20/34 - 04/15/45; with total market value $20,403,213) (D)	20,000	20,000
Wells Fargo 0.110%, dated 02/27/15, to be repurchased on 05/07/15, repurchase price $20,004,217 (collateralized by various GNMA obligations, ranging in par value $242,290 - $2,908,413, 2.500% - 5.000%, 10/20/39 - 04/20/45; with total market value $20,403,928) (D)	20,000	20,000

Total Repurchase Agreements (Cost $560,000) ($ Thousands)		560,000

Total Investments — 94.7% (Cost $1,738,821) ($ Thousands)†		$1,738,821

Percentages are based on Net Assets of $1,836,009 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

(D)	Securities considered illiquid. The total value of such securities as of April 30, 2015 was $40,000 ($ Thousands) and represented 2.2% of Net Assets.

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

TVDN — Tennessee Valley Discount Notes

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2015, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 89.6%
FFCB
0.500%, 05/01/15 (A)	$2,100	$2,100
0.350%, 05/01/15 (A)	3,060	3,060
0.330%, 05/01/15 (A)	595	595
0.270%, 05/01/15 (A)	430	430
0.250%, 05/01/15 (A)	190	190
0.210%, 05/01/15 (A)	1,580	1,580
0.200%, 05/01/15 (A)	11,070	11,070
0.179%, 05/01/15 (A)	3,845	3,845
0.179%, 05/01/15 (A)	5,855	5,855
0.164%, 05/01/15 (A)	7,210	7,210
0.100%, 05/01/15 (A)	5,625	5,625
0.206%, 05/02/15 (A)	1,970	1,971
0.201%, 05/02/15 (A)	1,250	1,250
0.208%, 05/03/15 (A)	5,280	5,281
0.198%, 05/03/15 (A)	9,317	9,319
0.178%, 05/03/15 (A)	800	800
0.158%, 05/03/15 (A)	5,000	5,000
0.153%, 05/03/15 (A)	570	570
0.273%, 05/06/15 (A)	285	285
0.188%, 05/06/15 (A)	3,904	3,904
0.210%, 05/08/15 (A)	2,080	2,081
0.200%, 05/08/15 (A)	1,615	1,615
0.180%, 05/08/15 (A)	523	523
0.181%, 05/10/15 (A)	1,063	1,063
0.188%, 05/14/15 (A)	2,132	2,132
0.210%, 05/11/15 (A)	480	480
0.200%, 05/11/15 (A)	2,295	2,296
0.210%, 05/12/15 (A)	1,540	1,541
0.199%, 05/14/15 (A)	5,250	5,251
0.178%, 05/14/15 (A)	1,557	1,557
0.178%, 05/16/15 (A)	5,830	5,830
0.230%, 05/17/15 (A)	360	360
0.230%, 05/17/15 (A)	1,000	1,000
0.220%, 05/17/15 (A)	3,658	3,658
0.190%, 05/17/15 (A)	1,360	1,360
0.211%, 05/18/15 (A)	6,500	6,502
0.191%, 05/18/15 (A)	720	720
0.271%, 05/19/15 (A)	6,840	6,847
0.191%, 05/19/15 (A)	90	90
0.181%, 05/19/15 (A)	2,500	2,500
0.251%, 05/20/15 (A)	3,101	3,103
0.211%, 05/20/15 (A)	270	270
0.181%, 05/20/15 (A)	5,000	5,000
0.205%, 05/22/15 (A)	2,189	2,189
0.200%, 05/22/15 (A)	2,240	2,240
0.187%, 05/23/15 (A)	4,100	4,099
0.232%, 05/24/15 (A)	625	625

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.227%, 05/24/15 (A)	$3,955	$3,958
0.231%, 05/26/15 (A)	1,460	1,460
0.211%, 05/26/15 (A)	935	935
0.211%, 05/26/15 (A)	6,925	6,926
0.201%, 05/26/15 (A)	605	605
0.236%, 05/27/15 (A)	3,030	3,032
0.197%, 07/23/15 (A)	1,000	1,000
1.500%, 11/16/15	5,245	5,281
0.430%, 11/16/15	90	90
0.250%, 12/21/15	8,325	8,325
FFCB DN (B)
0.010%, 05/01/15	810	810
FHLB
0.540%, 05/01/15	220	220
0.220%, 05/01/15 (A)	2,355	2,355
0.125%, 05/01/15	435	435
0.120%, 05/01/15	6,895	6,895
0.110%, 05/01/15	2,385	2,385
0.100%, 05/12/15	3,920	3,920
0.090%, 05/12/15	9,560	9,560
0.100%, 05/14/15	13,815	13,815
0.121%, 05/20/15 (A)	13,915	13,915
0.125%, 05/21/15	280	280
0.500%, 05/22/15	610	610
0.125%, 05/27/15	590	590
0.120%, 05/27/15	150	150
0.250%, 05/29/15	460	460
0.125%, 05/29/15	1,685	1,685
0.110%, 06/01/15	4,340	4,340
0.125%, 06/02/15	955	955
0.090%, 06/02/15	3,135	3,135
0.125%, 06/03/15	4,080	4,080
0.125%, 06/04/15	330	330
0.125%, 06/08/15	1,160	1,160
0.767%, 06/11/15 (A)	160	160
5.500%, 06/12/15	480	483
2.875%, 06/12/15	4,405	4,419
0.500%, 06/12/15	2,760	2,761
4.000%, 06/16/15	175	176
0.125%, 06/16/15	3,760	3,760
0.125%, 06/19/15	1,730	1,730
0.170%, 06/30/15	610	610
0.125%, 07/02/15	280	280
0.125%, 07/10/15	455	455
0.125%, 07/17/15	4,315	4,315
0.140%, 07/20/15	28,000	27,999
0.260%, 07/21/15	1,665	1,666
0.140%, 07/22/15	12,270	12,270
0.260%, 07/23/15	1,525	1,525

8	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.170%, 07/23/15	$4,335	$4,335
0.100%, 07/24/15	8,110	8,110
0.100%, 07/27/15	14,095	14,095
0.180%, 07/29/15	840	840
0.125%, 07/29/15	280	280
0.120%, 08/03/15	4,870	4,870
0.200%, 08/12/15	2,025	2,025
0.125%, 08/14/15	14,945	14,945
0.200%, 08/18/15	1,085	1,085
0.210%, 08/21/15	800	800
0.190%, 08/21/15	2,625	2,625
0.650%, 08/24/15	995	997
0.200%, 08/25/15	505	505
0.210%, 08/26/15	1,700	1,700
0.440%, 08/28/15	145	145
0.375%, 08/28/15	16,595	16,609
0.125%, 08/28/15	585	585
0.125%, 09/02/15	5,245	5,244
0.190%, 09/03/15	1,250	1,250
0.190%, 09/08/15	995	995
0.125%, 09/08/15	405	405
2.875%, 09/11/15	2,565	2,590
1.750%, 09/11/15	620	624
0.200%, 09/14/15	1,100	1,100
0.200%, 09/15/15	1,085	1,085
0.190%, 09/17/15	3,495	3,496
0.200%, 09/18/15	515	515
0.100%, 09/23/15	20,000	19,998
0.200%, 09/25/15	1,370	1,370
0.170%, 09/25/15	645	645
0.160%, 09/25/15	120	120
0.200%, 09/29/15	1,690	1,691
0.190%, 09/29/15	785	785
0.150%, 10/02/15	3,070	3,070
0.210%, 10/13/15	4,205	4,206
0.190%, 10/14/15	2,145	2,145
0.500%, 11/20/15	2,160	2,163
0.220%, 11/23/15	400	400
0.125%, 11/25/15	70	70
1.400%, 11/27/15	915	921
0.210%, 11/30/15	2,000	1,999
0.250%, 12/09/15	110	110
1.875%, 12/11/15	180	182
0.270%, 12/15/15	3,725	3,726
5.000%, 12/21/15	2,170	2,236
FHLB DN (B)
0.160%, 05/01/15	12,355	12,355
1.140%, 05/05/15	880	880
0.126%, 05/06/15	36,418	36,418

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.155%, 05/08/15	$28,428	$28,428
0.075%, 05/13/15	24,060	24,060
0.080%, 05/15/15	93,151	93,149
0.050%, 05/18/15	22,171	22,170
0.160%, 05/19/15	21,615	21,614
0.130%, 05/20/15	3,825	3,825
0.050%, 05/21/15	25,985	25,984
0.141%, 05/22/15	50,784	50,782
0.127%, 05/26/15	2,870	2,870
0.050%, 05/27/15	57,576	57,573
0.055%, 05/28/15	4,425	4,425
0.160%, 05/29/15	2,090	2,090
0.090%, 06/01/15	185	185
0.070%, 06/12/15	2,442	2,442
0.073%, 06/16/15	4,617	4,617
0.212%, 06/17/15	15,093	15,091
0.083%, 06/24/15	22,911	22,908
0.080%, 07/01/15	16,660	16,658
0.120%, 07/15/15	12,680	12,678
0.145%, 07/17/15	3,550	3,549
0.140%, 07/24/15	29,167	29,159
0.135%, 07/29/15	3,040	3,039
0.140%, 09/02/15	160	160
0.160%, 10/07/15	5,830	5,826
0.175%, 10/14/15	2,305	2,303
0.230%, 11/02/15	2,965	2,962
0.240%, 11/06/15	900	899
0.240%, 11/17/15	180	180
0.225%, 12/01/15	4,304	4,298
0.271%, 12/08/15	180	180
Tennessee Valley Authority
4.375%, 06/15/15	455	457
Tennessee Valley Authority DN (B)
0.055%, 05/26/15	19,958	19,957

Total U.S. Government Agency Obligations (Cost $973,041) ($ Thousands)		973,041

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Notes
4.125%, 05/15/15	34,555	34,609
0.250%, 05/15/15	7,175	7,176
2.125%, 05/31/15	57,555	57,653
0.250%, 05/31/15	1,685	1,685

9	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
1.875%, 06/30/15	$10,000	$10,030

Total U.S. Treasury Obligations (Cost $111,153) ($ Thousands)		111,153

Total Investments — 99.9% (Cost $1,084,194) ($ Thousands)†		$1,084,194

Percentages are based on Net Assets of $1,085,683 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

As of April 30, 2015 all of the Fund’s Investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securites.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CERTIFICATES OF DEPOSIT — 40.0%
ANZ New Zealand International
0.248%, 05/04/15 (A)	$20,000	$20,000
Bank of Montreal, Chicago
0.240%, 05/08/15 (A)	40,000	40,000
0.230%, 06/01/15	45,000	45,000
0.240%, 06/05/15	15,000	15,000
0.170%, 06/15/15	11,000	11,000
0.250%, 09/16/15	34,000	34,000
Bank of Nova Scotia
0.260%, 05/01/15	60,000	60,000
0.250%, 05/01/15 (A)	26,000	26,000
0.260%, 05/09/15 (A)	47,000	47,000
0.261%, 06/04/15	40,000	40,000
0.270%, 07/27/15	80,000	80,000
Bank of Tokyo-Mitsubishi UFJ NY
0.309%, 05/01/15 (A)	36,000	36,000
0.240%, 05/11/15	31,000	31,000
0.310%, 07/29/15	15,100	15,100
Chase Bank
0.300%, 05/15/15	8,233	8,233
DNB Bank
0.120%, 05/05/15	154,547	154,547
Fairway Finance LLC
0.251%, 05/26/15 (A)	29,000	29,000
JPMorgan Securities LLC
0.279%, 05/01/15 (A)	40,000	40,000
Mizuho Bank
0.240%, 05/04/15	7,970	7,970
0.260%, 06/05/15	18,754	18,754
0.250%, 06/18/15	22,158	22,158
0.250%, 07/01/15	33,663	33,664
0.260%, 07/13/15	31,000	31,000
National Australia Bank
0.258%, 05/07/15 (A)	43,767	43,767
Nordea Bank
0.210%, 05/05/15	55,200	55,200
0.240%, 05/26/15	20,000	20,000
0.180%, 06/15/15	50,000	50,000
0.180%, 06/15/15	56,750	56,750
0.245%, 09/17/15	5,399	5,399
0.295%, 10/29/15	35,000	34,999
Old Line Funding LLC
0.260%, 05/08/15 (A)	27,000	27,000
0.260%, 05/13/15	8,000	8,000
0.281%, 05/19/15	12,000	12,000
0.262%, 05/26/15 (A)	25,000	25,000
0.281%, 06/15/15 (A)	22,000	22,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Royal Bank of Canada MTM
0.237%, 05/20/15	$49,750	$49,750
Skandinaviska Enskilda Banken
0.250%, 07/02/15	24,997	24,998
0.240%, 07/06/15	33,400	33,400
Sumitomo Mitsui Banking
0.306%, 05/02/15 (A)	17,000	17,000
0.250%, 05/12/15	11,000	11,000
0.329%, 05/14/15 (A)	25,000	25,000
0.300%, 06/30/15	10,759	10,760
0.250%, 07/01/15	41,000	41,000
0.250%, 07/22/15	30,000	30,000
0.310%, 08/03/15	15,000	15,000
Svenska Handelsbanken
0.195%, 05/26/15	2,284	2,284
0.180%, 06/01/15	53,000	53,000
0.250%, 06/10/15	7,470	7,471
0.180%, 06/10/15	48,000	48,000
0.185%, 06/11/15	20,000	20,000
0.200%, 06/15/15	40,000	40,000
0.190%, 07/01/15	34,175	34,175
0.225%, 08/28/15	45,000	45,001
0.260%, 09/16/15	5,000	5,000
Toronto-Dominion Bank
0.268%, 05/06/15 (A)	1,270	1,270
0.248%, 05/06/15 (A)	8,590	8,590
0.280%, 05/08/15	10,000	10,000
0.230%, 05/11/15	64,000	64,000
0.230%, 05/11/15	11,024	11,024
0.230%, 05/29/15	15,247	15,247
0.235%, 07/06/15	13,895	13,895
0.260%, 07/17/15	24,068	24,068
0.280%, 09/18/15	29,500	29,500
Toyota Motor Credit
0.268%, 05/05/15	40,000	40,007
Wells Fargo Bank
0.290%, 05/01/15	4,231	4,231
0.260%, 05/01/15	30,000	30,000
0.250%, 05/01/15 (A)	26,000	26,000
0.250%, 05/01/15	26,200	26,200
0.258%, 05/07/15	29,000	29,000
0.248%, 05/07/15 (A)	3,538	3,538
0.230%, 05/07/15	80,000	80,000
0.270%, 05/14/15 (A)	759	759
0.260%, 05/17/15 (A)	25,000	25,000
0.230%, 06/03/15	25,000	25,000
0.296%, 07/11/15 (A)	1,179	1,179

11	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.260%, 08/03/15	$16,966	$16,966

Total Certificates of Deposit (Cost $2,203,854) ($ Thousands)		2,203,854

COMMERCIAL PAPER (B) (C) — 34.6%
Albion Capital LLC
0.150%, 05/05/15	25,150	25,150
ANZ New Zealand International
0.262%, 06/02/15	30,000	30,000
0.280%, 07/17/15	16,355	16,345
Bank of Nova Scotia
0.250%, 06/19/15	3,000	2,999
BNZ International Funding
0.270%, 07/15/15	30,717	30,700
0.270%, 09/11/15	36,000	35,964
Caisse Centrale Desjardins
0.120%, 05/07/15	143,000	142,997
0.190%, 05/20/15	10,000	9,999
Chariot Funding LLC
0.230%, 05/08/15	7,818	7,818
Charta LLC
0.170%, 05/20/15	4,000	4,000
Chevron
0.170%, 06/02/15	25,800	25,796
Coca-Cola
0.210%, 05/26/15	2,015	2,015
0.140%, 06/05/15	25,000	24,997
0.240%, 06/23/15	31,329	31,318
0.220%, 07/27/15	25,000	24,987
CRC Funding LLC
0.190%, 06/29/15	12,208	12,204
Exxon Mobil
0.180%, 06/22/15	19,000	18,995
Fairway Finance LLC
0.220%, 05/11/15	21,000	20,999
0.190%, 06/05/15	7,299	7,298
0.240%, 07/02/15	19,056	19,048
0.220%, 07/06/15	18,370	18,362
0.260%, 07/13/15	25,040	25,027
0.260%, 07/16/15	37,380	37,359
0.200%, 09/03/15	8,251	8,243
0.250%, 09/14/15	10,667	10,657
JPMorgan Securities LLC
0.260%, 05/01/15	4,100	4,100
0.250%, 05/04/15 to 05/26/15	120,000	119,992
0.280%, 05/05/15	20,000	19,999
0.359%, 06/19/15	36,000	36,014
0.300%, 07/08/15	12,000	11,993
0.300%, 07/22/15	12,000	11,992

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.230%, 08/03/15	$16,000	$15,987
Jupiter Securitization LLC
0.210%, 05/04/15	25,000	25,000
0.220%, 05/27/15	4,900	4,899
0.270%, 07/14/15	4,517	4,514
Liberty Street Funding LLC
0.220%, 05/11/15	50,000	49,997
0.180%, 05/26/15	32,455	32,451
Manhattan Asset Funding LLC
0.270%, 06/16/15	19,000	18,993
0.240%, 07/27/15	20,058	20,046
National Australia Bank
0.235%, 05/18/15	55,100	55,094
0.260%, 07/06/15 to 07/07/15	13,074	13,068
National Bank of Canada
0.300%, 09/17/15	8,000	8,000
0.280%, 09/17/15	36,000	35,961
Nestle Capital
0.225%, 07/14/15	20,000	19,991
Old Line Funding LLC
0.130%, 06/05/15	17,153	17,149
0.240%, 06/12/15	21,880	21,874
0.300%, 06/17/15	21,904	21,897
0.240%, 08/24/15	12,292	12,283
0.240%, 08/27/15	16,994	16,981
Regency Markets LLC
0.150%, 05/01/15	30,228	30,228
0.120%, 05/07/15	18,202	18,202
0.150%, 05/20/15	11,343	11,342
Skandinaviska Enskilda Banken
0.250%, 07/06/15	21,000	20,990
Thunder Bay Funding LLC
0.278%, 05/07/15 (A)	17,304	17,304
0.280%, 06/16/15	11,527	11,523
0.220%, 07/16/15	50,000	49,977
0.240%, 08/24/15	13,000	12,990
0.130%, 09/21/15	16,907	16,888
Toyota Credit Canada
0.240%, 05/12/15	3,786	3,786
Toyota Motor Credit
0.220%, 05/18/15	63,000	62,993
0.230%, 05/26/15	10,750	10,748
0.250%, 05/29/15	9,000	8,998
0.200%, 06/12/15	10,000	9,998
0.020%, 07/01/15	25,000	24,990
0.270%, 07/30/15	22,000	21,985
0.270%, 07/31/15	53,000	52,964
Victory Receivables
0.180%, 05/15/15	25,000	24,998

12	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.180%, 05/27/15	$36,700	$36,695
0.180%, 06/09/15	40,000	39,992
Westpac Banking
0.230%, 05/01/15 to 06/01/15	27,000	26,995
0.270%, 07/20/15	50,000	49,970
Westpac Securities NZ
0.271%, 05/10/15 (A)	4,095	4,095
0.280%, 07/07/15	50,000	49,974
0.275%, 07/15/15	40,000	39,977
Working Capital Management
0.280%, 05/01/15	16,743	16,743
0.190%, 05/04/15	14,784	14,784
0.130%, 05/05/15	11,314	11,314
0.130%, 05/06/15	6,587	6,587
0.130%, 05/07/15	9,140	9,140

Total Commercial Paper (Cost $1,908,722) ($ Thousands)		1,908,722

TIME DEPOSITS — 10.9%
Australia & New Zealand Banking
0.100%, 05/01/15	42,000	42,000
Lloyds Bank
0.060%, 05/01/15	276,000	276,000
Swedbank
0.060%, 05/01/15	280,000	280,000

Total Time Deposits (Cost $598,000) ($ Thousands)		598,000

CORPORATE OBLIGATIONS — 1.8%
ANZ New Zealand International
3.125%, 08/10/15 (B)	1,475	1,486
1.850%, 10/15/15 (B)	1,747	1,759
Australia & New Zealand Banking Group MTN
0.456%, 05/07/15 (A)(B)	8,533	8,533
Bank of Nova Scotia
0.707%, 06/11/15 (A)	1,547	1,550
0.260%, 07/02/15	15,000	15,000
Canadian Imperial Bank of Commerce
0.900%, 10/01/15	1,753	1,756
Commonwealth Bank of Australia
0.762%, 05/21/15 (A)(B)	2,000	2,000
General Electric Capital
0.651%, 07/10/15	1,263	1,264
National Australia Bank
2.750%, 09/28/15 (B)	7,375	7,447
National Bank of Canada
1.500%, 06/26/15	15,898	15,928

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Shell International
0.326%, 05/10/15	$7,052	$7,056
Sumitomo Mitsui Banking
3.150%, 07/22/15 (B)	4,528	4,556
Toronto-Dominion Bank MTN
0.436%, 05/01/15 (A)	9,152	9,152
Toyota Motor Credit MTN
0.420%, 06/18/15 (A)	1,215	1,216
Westpac Banking
1.027%, 06/27/15	4,269	4,282
3.000%, 08/04/15	9,705	9,771
1.125%, 09/25/15	7,824	7,848

Total Corporate Obligations (Cost $100,604) ($ Thousands)		100,604

MUNICIPAL BONDS (A) — 0.9%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.100%, 05/06/15	4,800	4,800

Colorado — 0.0%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.120%, 05/06/15	800	800
0.090%, 05/06/15	2,290	2,290
Colorado State, Housing & Finance Authority, Ser C1, RB
0.120%, 05/06/15	900	900

		3,990

Illinois — 0.0%
University of Illinois, Higher Education Authority, Ser S, RB
0.120%, 05/07/15	1,300	1,300

Iowa — 0.1%
Iowa State, Finance Authority, Ser B, RB
0.150%, 05/07/15	700	700
Iowa State, Finance Authority, Ser C, RB
0.200%, 05/07/15	4,985	4,985
Iowa State, Finance Authority, Ser G, RB
0.200%, 05/07/15	80	80
Iowa State, Finance Authority, Ser M, RB
0.140%, 05/07/15	450	450

		6,215

13	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.130%, 05/07/15	$2,320	$2,320

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.090%, 05/06/15	14,940	14,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, Ser C, RB
0.100%, 05/06/15	2,945	2,945

New York — 0.0%
New York State, Housing & Finance Authority, RB
0.240%, 05/05/15	2,150	2,150

Texas — 0.2%
Texas State, Ser A, GO
0.080%, 05/01/15	1,510	1,510
Texas State, Ser B, GO
0.080%, 05/07/15	5,710	5,710

		7,220

Wisconsin — 0.0%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.100%, 05/02/15	700	700
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.080%, 05/07/15	840	840

		1,540

Total Municipal Bonds (Cost $47,420) ($ Thousands)		47,420

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FFCB
0.200%, 05/01/15 (A)	13,390	13,389
FNMA
0.201%, 05/15/15 (A)	3,460	3,461

Total U.S. Government Agency Obligations (Cost $16,850) ($ Thousands)		16,850

Description	Face Amount ($ Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) — 9.4%
Goldman Sachs 0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $171,250,476 (collateralized by various FNMA, FMAC and GNMA obligations, ranging in par value $36,588 - $57,053,290, 3.350% - 4.500%, 01/01/34 - 04/15/45; with total market value $174,675,486)	$171,250	$171,250
RBC Capital 0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $67,978,189 (collateralized by various FNMA, FMAC and GNMA obligations, ranging in par value $1,228 - $24,446,701, 2.255% - 6.000%, 11/01/25 - 04/01/45; with total market value $69,337,754)	67,978	67,978
RBC Capital 0.150% dated 04/30/15, to be repurchased on 05/07/15, repurchase price $89,378,607 (collateralized by various corporate obligations*, ranging in par value $1,209 - $24,714,000, 0.553% - 9.250%, 05/15/15 - 03/31/25, with total market value of $93,845,192)	89,376	89,376
TD Securities 0.120% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $11,250,038 (collateralized by U.S. Treasury Notes, par value $10,596,100, 3.125%, 02/15/42, with total market value of $11,475,058)	11,250	11,250
TD Securities 0.120%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $29,276,098 (collateralized by various corporate obligations*, ranging in par value $714,000 - $9,804,104, 0.075% - 4.500%, 01/15/16 - 01/01/42, with total market value $30,303,073)	29,276	29,276

14	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo 0.100%, dated 04/28/15, to be repurchased on 05/05/15, repurchase price $12,130,236 (collateralized by various GNMA obligations, ranging in par value $45,688 - $2,000,000, 4.000% - 5.000%, 01/15/41 - 04/20/45; with total market value $12,372,703)	$12,130	$12,130
Wells Fargo 0.090%, dated 04/29/15, to be repurchased on 05/06/15, repurchase price $35,056,613 (collateralized by a FMAC obligation, par value $35,086,974, 3.000%, 04/01/45; with total market value $35,757,299)	35,056	35,056
Wells Fargo 0.120%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $103,500,345 (collateralized by a FMAC obligation, par value $100,908,025, 3.000%, 04/01/30; with total market value $105,570,353)	103,500	103,500

Total Repurchase Agreements (Cost $519,816) ($ Thousands)		519,816

Total Investments — 97.9% (Cost $5,395,266) ($ Thousands)†		$5,395,266

*	A summary of the corproate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	AFLAC	3.250%	03/17/25	$127
	ANZ New Zealand International	1.750	03/29/18	1
	Bank of Nova Scotia	1.750	03/22/17	24,714
	Bank of Nova Scotia	0.795	07/15/16	454
	BNP Paribas	2.450	03/17/19	12
	Conagra	3.200	01/25/23	92
	Credit Suisse Group	2.750	03/26/20	2,509
	Credit Suisse Group	2.750	03/26/20	2,250
	Daimler	3.875	09/15/21	4,307
	GE Capital	1.070 - 4.800	05/15/15 - 02/15/22	10-2,539
	Glenmore Funding	4.000	04/16/25	104
	Harris Corporation	2.700	04/27/20	1,560
	HKCG Finance	6.250	08/07/18	107
	HSBC	4.000	03/30/22	840
	ING	5.500	07/15/22	645
	Ironshore Holdings	8.500	05/15/20	806
	J.P. Morgan Chase	4.250	10/15/20	2,643
	John Deere	1.050	10/11/16	17
	John Deere	2.800	01/27/23	926
	Johnson and Johnson	0.332	11/28/16	1,255.00
	Kinder Morgan	3.450	02/15/23	863
	Lincoln National	3.350	03/09/25	887
	National Australia Bank	0.553	06/30/17	10,000
	Nomura Holdings	6.700	03/04/20	73
	Norfolk Southern	5.750	01/15/16	1,181
	Province of Manitoba	3.050	05/14/24	3,103
	Quest Diagnostics	3.500	03/30/25	1,441
	Reniassancere	3.700	04/01/25	495
	Scotttrade	6.125	07/11/21	3,482
	Select Income	4.500	02/01/25	1,850
	Standard Chartered	2.250	04/17/20	7,660
	St. Grid Overseas	1.750	05/22/18	300
	Torchmark	9.250	06/15/19	1,303
	Toronto Dominion Bank	0.804	04/30/18	191
	Ventas Realty Limited Partnership	4.750	06/01/21	1,768
	WalMart	3.300	04/22/24	3,791
	Weatherford International	4.500	04/15/22	733
	Wellspoint	1.875	01/15/18	2,111
	XLIT	4.450	03/31/25	591
	Yum Brands	5.300	09/15/19	2,700
TD Securities
	Bank of Nova Scotia	1.650	10/29/15	1,794
	Commonwealth Bank of Austra	1.650 - 2.250	01/15/16 - 06/18/19	714 - 9,804
	Royal Bank	1.125	07/21/17	932

15	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

April 30, 2015

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
	Westpac Banking	2.000%	05/21/19	$1,146

Percentages are base on Net Assets of $5,508,575 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in conection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.Generally Accepted Accounting Principles.

As of April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

16	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 33.3%
U.S. Treasury Bills
0.010%, 06/11/15 (A)	$1,595	$1,595
U.S. Treasury Notes
0.073%, 05/01/15 (B)	6,065	6,063
0.094%, 05/05/15 (B)	5,295	5,295
0.070%, 05/05/15 (B)	960	960
4.125%, 05/15/15	5,285	5,293
0.250%, 05/15/15	7,090	7,090
2.125%, 05/31/15	16,690	16,718
0.250%, 05/31/15	13,390	13,392
0.375%, 06/15/15	1,745	1,746
1.875%, 06/30/15	10,175	10,205
0.250%, 07/15/15	1,225	1,225
1.750%, 07/31/15	26,500	26,611
0.250%, 07/31/15	785	785
4.250%, 08/15/15	830	840
0.375%, 08/31/15	5,920	5,925

Total U.S. Treasury Obligations (Cost $103,743) ($ Thousands)		103,743

REPURCHASE AGREEMENTS (C) — 63.4%
Bank of Montreal 0.080% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $23,000,051 (collateralized by U.S. Treasury Notes, ranging in par value $1,000 - $13,912,200, 0.125% - 4.500%, 05/15/18 - 08/15/44, with total market value of $23,460,059)	23,000	23,000
Bank of Nova Scotia 0.100% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $23,000,064 (collateralized by U.S. Treasury Note, ranging in par value $10,888,400 - $12,218,300, 2.500% - 4.875%, 08/15/16 - 02/15/45, with total market value of $23,460,088)	23,000	23,000
Citibank 0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $23,000,064 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $15,880,400, 0.000% - 7.625%, 02/04/16 - 05/15/44, with total market value of $23,460,068)	23,000	23,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Credit Suisse 0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $23,000,064 (collateralized by U.S. Treasury Notes, par value $23,325,000, 0.875%, 08/15/17, with total market value of $23,461,420)	$23,000	$23,000
Goldman Sachs 0.020%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $3,000,002 (collateralized by U.S. Treasury Notes, par value $2,070,500, 1.000%, 05/31/18, with total market value of $3,060,029)	3,000	3,000
Goldman Sachs 0.020% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $23,000,013 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $2,685,300, 1.625% - 6.625%, 07/31/18 - 05/15/40, with total market value of $23,460,066)	23,000	23,000
JPMorgan Chase 0.090%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $23,000,058 (collateralized by U.S. Treasury Notes, ranging in par value $165,000 - $8,090,000, 0.625% - 3.875%, 01/15/25 - 02/15/43, with total market value of $23,367,316)	23,000	23,000
TD Securities 0.100% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $23,000,064 (collateralized by U.S. Treasury Notes, ranging in par value $3,005,000 - $20,092,900, 0.750% - 1.500%, 06/30/16 - 03/31/18, with total market value of $23,460,122)	23,000	23,000
Wells Fargo 0.100% dated 03/13/15, to be repurchased on 06/11/15, repurchase price $2,000,500 (collateralized by U.S. Treasury Notes, par value $2,029,100, 1.000%, 05/31/18, with total market value of $2,040,370) (D)	2,000	2,000

17	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo 0.100% dated 03/10/15, to be repurchased on 06/08/15, repurchase price $1,000,250 (collateralized by U.S. Treasury Notes, par value 1,014,600, 1.000%, 05/31/18, with total market value of $1,020,235) (D)	$1,000	$1,000
Wells Fargo 0.100% dated 02/10/15, to be repurchased on 05/11/15, repurchase price $1,895,474 (collateralized by U.S. Treasury Notes, par value $1,922,700, 1.000%, 05/31/18, with total market value of $1,933,380) (D)	1,895	1,895
Wells Fargo 0.100% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $26,000,072 (collateralized by U.S. Treasury Notes, ranging in par value $6,932,500 - $18,867,900, 1.000% - 2.375%, 05/31/18 - 08/15/24, with total market value of $26,520,131) (D)	26,000	26,000
Wells Fargo 0.100% dated 04/28/15, to be repurchased on 07/27/15, repurchase price $3,000,750 (collateralized by U.S. Treasury Notes, par value $3,043,200, 1.000%, 05/31/18, with total market value of $3,060,103) (D)	3,000	3,000

Total Repurchase Agreements (Cost $197,895) ($ Thousands)		197,895

Total Investments — 96.7% (Cost $301,638) ($ Thousands)†		$301,638

Percentages are based on Net Assets of $311,932 ($ Thousands).

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

(D)	Securities considered illiquid. The total value of such securities as of April 30, 2015 was $31,895 ($ Thousands) and represented 10.2% of Net Assets.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2015 there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

18	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 94.8%
U.S. Treasury Bills (B)
0.009%, 05/07/15	$84,166	$84,166
0.020%, 05/14/15	25,000	25,000
0.012%, 05/28/15	15,000	15,000
0.101%, 06/11/15	2,970	2,969
U.S. Treasury Notes
0.073%, 05/01/15 (A)	7,480	7,477
0.089%, 05/05/15 (A)	10,205	10,205
0.070%, 05/05/15 (A)	2,000	2,000
0.090%, 05/07/15 (A)	6,614	6,614
4.125%, 05/15/15	30,785	30,833
0.250%, 05/15/15	12,860	12,861
2.125%, 05/31/15	87,395	87,543
0.250%, 05/31/15	49,295	49,302
0.375%, 06/15/15	72,500	72,529
1.875%, 06/30/15	5,000	5,015
0.250%, 07/15/15	2,465	2,466
1.750%, 07/31/15	114,205	114,689
0.250%, 07/31/15	1,590	1,591
4.250%, 08/15/15	1,640	1,660
0.375%, 08/31/15	12,000	12,010

Total U.S. Treasury Obligations (Cost $543,930) ($ Thousands)		543,930

Total Investments — 94.8% (Cost $543,930) ($ Thousands)†		$543,930

Percentages are based on Net Assets of $573,515($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

19	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CORPORATE OBLIGATIONS — 49.0%

Consumer Discretionary — 1.4%
Autozone
1.300%, 01/13/17	$350	$351
NBCUniversal Enterprise
0.960%, 04/15/18 (A)(B)	575	579
0.812%, 07/15/15 (A)(B)	945	948
Thomson Reuters
1.650%, 09/29/17	300	301
0.875%, 05/23/16	350	350
Time Warner Cable
5.850%, 05/01/17	400	429
TRW Automotive
7.250%, 03/15/17 (B)	270	296
Walgreens
0.682%, 05/18/15 (A)	580	581
Whirlpool
1.350%, 03/01/17	335	336

		4,171

Consumer Staples — 1.5%
Anheuser-Busch InBev Finance
0.655%, 05/02/15 (A)	350	350
BAT International Finance PLC
1.400%, 06/05/15 (B)	295	295
CVS Caremark
1.200%, 12/05/16	340	342
Heineken
0.800%, 10/01/15 (B)	375	375
JM Smucker
1.750%, 03/15/18 (B)	135	136
Mondelez International
0.775%, 05/01/15 (A)	450	445
PepsiCo
1.250%, 08/13/17	1,000	1,004
Philip Morris International
2.500%, 05/16/16	500	510
Reynolds American
1.050%, 10/30/15	260	260
SABMiller Holdings
0.945%, 05/01/15 (A)(B)	650	652

		4,369

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Energy — 3.6%
BP Capital Markets PLC
1.674%, 02/13/18	$750	$755
0.766%, 05/10/15 (A)	750	750
0.700%, 11/06/15	410	410
0.683%, 05/13/15 (A)	400	399
Chevron
1.365%, 03/02/18	1,210	1,215
CNOOC Nexen Finance, Ser 2014
1.625%, 04/30/17	450	449
Devon Energy
0.811%, 06/15/15 (A)	500	494
Enbridge
0.712%, 06/02/15 (A)	540	534
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Hess
1.300%, 06/15/17	300	297
Kinder Morgan
2.000%, 12/01/17	225	226
Petrobras Global Finance BV
2.631%, 06/17/15 (A)	800	772
Schlumberger Norge
1.250%, 08/01/17 (B)	145	145
Statoil
0.716%, 05/08/15 (A)	550	550
0.456%, 05/09/15 (A)	870	868
Total Capital Canada
0.655%, 07/17/15 (A)	180	180
Total Capital International
1.129%, 05/12/15 (A)	400	402
TransCanada PipeLines
1.066%, 07/12/15 (A)	665	664
0.750%, 01/15/16	350	350

		9,505

Financials — 30.8%
Abbey National Treasury Services PLC
0.780%, 06/13/15 (A)	1,610	1,611
ABN AMRO Bank
1.079%, 10/28/16 (A)(B)	400	402
0.674%, 06/08/15 (A)(B)	800	799
American Express Credit
0.820%, 06/18/15 (A)	300	300
0.789%, 07/29/15 (A)	1,060	1,063
American Express Credit MTN
1.125%, 06/05/17	600	600
American Honda Finance
0.636%, 05/26/15 (A)(B)	815	818

20	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
American Honda Finance MTN
1.500%, 03/13/18	$650	$653
Australia & New Zealand Banking Group
0.817%, 05/15/15 (A)	375	376
0.651%, 07/10/15 (A)(B)	300	300
Banco Santander Chile
1.176%, 07/15/15 (A)(B)	500	498
Bank Nederlandse Gemeenten
0.625%, 07/18/16 (B)	1,300	1,301
Bank of America
5.300%, 03/15/17	350	373
2.000%, 01/11/18	160	161
1.500%, 10/09/15	210	211
1.315%, 07/15/15 (A)	750	760
Bank of America MTN
5.650%, 05/01/18	90	99
1.700%, 08/25/17	200	201
0.872%, 05/25/15 (A)	700	702
Bank of Montreal
1.400%, 04/10/18	750	750
Bank of Montreal MTN
0.874%, 07/09/15 (A)	500	503
0.527%, 07/14/15 (A)	250	250
Bank of New York Mellon MTN
0.704%, 03/06/18 (A)	350	350
Bank of Nova Scotia
1.300%, 07/21/17	400	402
0.795%, 07/15/15 (A)	670	673
0.707%, 06/11/15 (A)	400	401
Bank of Tokyo-Mitsubishi
0.711%, 05/26/15 (A)(B)	440	440
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/17 (B)	325	324
0.874%, 05/09/15 (A)(B)	200	200
0.574%, 06/08/15 (A)(B)	325	324
Barclays Bank PLC
0.837%, 05/19/15 (A)	600	602
Barclays Bank PLC MTN
6.050%, 12/04/17 (B)	500	548
BB&T MTN
1.131%, 06/15/15 (A)	380	383
0.915%, 05/01/15 (A)	350	351
Berkshire Hathaway Finance
0.576%, 07/13/15 (A)	600	602
BNP Paribas MTN
0.858%, 06/12/15 (A)	550	552
BPCE MTN
1.106%, 05/10/15 (A)	700	705

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Branch Banking & Trust
0.692%, 06/01/15 (A)	$760	$761
Capital One Bank USA
1.300%, 06/05/17	500	498
1.200%, 02/13/17	500	499
Capital One Financial
1.000%, 11/06/15	1,060	1,061
Citigroup
1.800%, 02/05/18	470	470
1.700%, 04/27/18	300	299
1.250%, 01/15/16	1,085	1,088
1.044%, 07/08/15 (A)	700	700
0.963%, 05/24/15 (A)	730	731
Citizens Bank MTN
1.600%, 12/04/17	650	652
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.750%, 03/18/16 (A)	345	346
Credit Agricole
1.121%, 07/03/15 (A)(B)	1,150	1,156
Credit Suisse MTN
0.969%, 07/29/15 (A)	500	501
0.567%, 06/11/15 (A)	960	959
Credit Suisse NY
1.700%, 04/27/18	1,135	1,133
Daimler Finance North America LLC
1.375%, 08/01/17 (B)	535	536
1.250%, 01/11/16 (B)	610	613
1.115%, 08/01/18 (A)(B)	400	404
Deutsche Bank
1.350%, 05/30/17	650	648
0.938%, 05/13/15 (A)	350	351
ERAC USA Finance LLC
1.400%, 04/15/16 (B)	240	241
Export-Import Bank of Korea
1.027%, 07/14/15 (A)	945	949
Fifth Third Bank
1.350%, 06/01/17	750	751
0.671%, 05/26/15 (A)	790	791
Ford Motor Credit LLC
1.724%, 12/06/17	350	350
1.506%, 05/09/15 (A)	220	221
1.500%, 01/17/17	520	521
1.098%, 06/12/15 (A)	300	299
General Electric Capital
0.981%, 07/15/16 (A)	250	253
General Electric Capital MTN
5.625%, 09/15/17	1,100	1,214
1.250%, 05/15/17	750	755

21	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
General Motors Financial
2.400%, 04/10/18	$675	$676
Goldman Sachs Group
2.375%, 01/22/18	1,050	1,069
1.478%, 07/30/15 (A)	125	127
1.437%, 07/23/15 (A)	500	506
Goldman Sachs Group MTN
1.357%, 05/15/15 (A)	400	404
1.071%, 07/01/15 (A)	700	702
HSBC Bank PLC
0.897%, 05/15/15 (A)(B)	500	502
HSBC USA
1.300%, 06/23/17	1,590	1,593
Hyundai Capital America
2.000%, 03/19/18 (B)	165	166
1.875%, 08/09/16 (B)	165	167
1.625%, 10/02/15 (B)	685	688
ING Bank
1.907%, 09/25/15 (A)(B)	550	553
0.964%, 07/02/15 (A)(B)	300	301
ING US
2.900%, 02/15/18	350	360
Intesa Sanpaolo
3.125%, 01/15/16	350	354
JPMorgan Chase
1.232%, 07/23/15 (A)	500	507
0.909%, 07/28/15 (A)	500	501
JPMorgan Chase MTN
1.700%, 03/01/18	900	903
KeyBank
0.752%, 05/25/15 (A)	700	702
KFW
2.000%, 06/01/16	950	966
Korea Development Bank
0.901%, 07/22/15 (A)	1,005	1,005
Lloyds Bank PLC
0.791%, 06/16/15 (A)	500	501
Macquarie Group
1.278%, 07/30/15 (A)(B)	350	352
Manufacturers & Traders Trust
1.400%, 07/25/17	450	451
Metropolitan Life Global Funding I
1.500%, 01/10/18 (B)	220	221
0.805%, 07/15/16 (A)(B)	460	462
0.651%, 07/10/15 (A)(B)	2,475	2,481
Mizuho Bank
0.717%, 06/25/15 (A)(B)	580	579

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Morgan Stanley
1.512%, 05/25/15 (A)	$1,320	$1,329
1.127%, 07/24/15 (A)	400	401
Morgan Stanley MTN
5.950%, 12/28/17	140	155
New York Life Global Funding
0.627%, 07/23/15 (A)(B)	550	551
Nissan Motor Acceptance
0.969%, 06/26/15 (A)(B)	500	503
0.812%, 06/04/15 (A)(B)	245	246
Nissan Motor Acceptance MTN
1.500%, 03/02/18	300	300
Nordea Bank
1.250%, 04/04/17 (B)	600	600
Pricoa Global Funding I MTN
0.407%, 05/16/15 (A)(B)	325	325
Principal Life Global Funding II
1.200%, 05/19/17 (B)	370	370
1.000%, 12/11/15 (B)	530	532
Principal Life Global Funding II MTN
1.125%, 02/24/17 (B)	300	300
Province of Ontario Canada
1.600%, 09/21/16	1,400	1,418
Prudential Financial MTN
1.037%, 08/15/18 (A)	500	503
Rabobank MTN
2.125%, 10/13/15	880	887
Royal Bank of Canada MTN
1.200%, 01/23/17	400	402
0.850%, 03/08/16	990	993
0.607%, 07/23/15 (A)	450	451
Royal Bank of Scotland Group PLC
1.875%, 03/31/17	300	301
Santander Bank
1.206%, 04/12/15 (A)	600	600
Societe Generale
1.354%, 10/01/18 (A)	450	457
Standard Chartered PLC MTN
0.914%, 07/17/15 (A)(B)	500	500
Sumitomo Mitsui Banking
0.701%, 07/10/15 (A)	500	500
SunTrust Bank
0.697%, 05/15/15 (A)	300	300
Svenska Handelsbanken
0.735%, 06/25/15 (A)	700	703
Synchrony Financial
1.875%, 08/15/17	255	255
1.485%, 05/02/15 (A)	600	601

22	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Toronto-Dominion Bank MTN
1.625%, 03/13/18	$905	$911
0.495%, 05/02/15 (A)	400	400
Toyota Motor Credit MTN
1.125%, 05/16/17	500	501
Travelers
6.250%, 06/20/16	1,017	1,081
UBS MTN
5.875%, 12/20/17	550	609
0.969%, 11/18/16 (A)	600	602
Union Bank
1.019%, 06/26/15 (A)	550	551
Ventas Realty ‡
1.550%, 09/26/16	550	553
1.250%, 04/17/17	140	140
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 (B)	500	501
0.701%, 05/20/15 (A)(B)	1,120	1,120
Volkswagen International Finance
1.125%, 11/18/16 (B)	260	261
0.696%, 05/01/15 (A)(B)	775	776
Wachovia MTN
5.750%, 02/01/18	1,300	1,450
WEA Finance LLC
1.750%, 09/15/17 (B)	235	237
Wells Fargo MTN
1.150%, 06/02/17	650	651
Westpac Banking
1.200%, 05/19/17	275	276
0.884%, 07/17/15 (A)	325	326

		82,567

Health Care — 4.4%
AbbVie
1.200%, 11/06/15	675	677
1.015%, 05/06/15 (A)	130	130
Actavis Funding SCS
2.350%, 03/12/18	640	648
1.348%, 06/12/15 (A)	675	681
1.300%, 06/15/17	450	447
Amgen
2.125%, 05/15/17	500	509
0.641%, 05/22/15 (A)	1,150	1,150
Bayer US Finance LLC
0.551%, 07/06/15 (A)(B)	600	600
0.521%, 07/07/15 (A)(B)	800	800
Becton Dickinson
1.800%, 12/15/17	500	504
0.721%, 05/01/15 (A)	780	781

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Express Scripts Holding
2.650%, 02/15/17	$850	$869
1.250%, 06/02/17	600	599
GlaxoSmithKline Capital
0.700%, 03/18/16	844	846
McKesson
1.292%, 03/10/17	410	411
0.950%, 12/04/15	235	235
Medtronic
1.500%, 03/15/18 (B)	255	257
Mylan
1.350%, 11/29/16	400	399
Providence Health & Services Obligated Group
1.074%, 07/01/15 (A)	700	703
Thermo Fisher Scientific
1.300%, 02/01/17	165	165
WellPoint
1.250%, 09/10/15	210	210
Zimmer Holdings
1.450%, 04/01/17	450	451

		12,072

Industrials — 1.7%
Air Lease
4.500%, 01/15/16	300	306
2.125%, 01/15/18	230	229
Canadian National Railway
0.455%, 05/06/15 (A)	1,000	1,000
GATX
1.250%, 03/04/17	215	214
Hutchison Whampoa International 14
1.625%, 10/31/17 (B)	400	399
Norfolk Southern
5.750%, 01/15/16	980	1,014
PACCAR Financial MTN
1.100%, 06/06/17	325	326
Pentair Finance
1.350%, 12/01/15	285	286
Precision Castparts
0.700%, 12/20/15	145	145
Rockwell Collins
0.621%, 06/15/15 (A)	690	690

		4,609

Information Technology — 0.8%
Alibaba Group Holding
0.782%, 05/28/15 (A)(B)	350	349
Fidelity National Information Services
1.450%, 06/05/17	170	170

23	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hewlett-Packard
3.000%, 09/15/16	$750	$770
1.217%, 07/14/15 (A)	500	503
TSMC Global
0.950%, 04/03/16 (B)	325	324
Western Union
2.375%, 12/10/15	85	86

		2,202

Materials — 1.5%
Glencore Funding LLC
1.421%, 05/27/15 (A)(B)	700	702
Monsanto
1.150%, 06/30/17	500	501
0.456%, 05/07/15 (A)	710	709
Rio Tinto Finance USA PLC
1.111%, 06/17/15 (A)	955	957
Xstrata Finance Canada
2.050%, 10/23/15 (B)	900	903

		3,772

Telecommunications — 1.6%
AT&T
5.500%, 02/01/18	870	958
0.720%, 06/30/15 (A)	450	454
0.643%, 05/12/15 (A)	600	600
British Telecommunications PLC
1.250%, 02/14/17	270	270
Verizon Communications
2.021%, 06/14/15 (A)	470	488
1.801%, 06/15/15 (A)	410	416
1.350%, 06/09/17	600	600
0.664%, 06/09/15 (A)	560	559

		4,345

Utilities — 1.7%
Dominion Gas Holdings LLC
1.050%, 11/01/16	550	551
Duke Energy
0.651%, 07/03/15 (A)	1,450	1,452
Duke Energy Progress
0.464%, 06/06/15 (A)	180	180
Exelon
4.900%, 06/15/15	350	352
Georgia Power
0.625%, 11/15/15	1,500	1,501
NextEra Energy Capital Holdings
1.339%, 09/01/15	300	301

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Southern
1.300%, 08/15/17	$310	$310

		4,647

Total Corporate Obligations (Cost $131,978) ($ Thousands)		132,259

ASSET-BACKED SECURITIES — 24.3%

Automotive — 14.3%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/16	98	98
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/17	245	245
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	480	480
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/18	825	827
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.632%, 05/15/15 (A)	310	310
Ally Master Owner Trust, Ser 2013-2, Cl A
0.632%, 05/15/15 (A)	750	751
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.651%, 05/15/15 (A)	350	351
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	635	638
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.582%, 05/15/15 (A)	850	848
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 05/15/15	650	652
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/18 (B)	72	72
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/17 (B)	22	22
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/18 (B)	50	50
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/18 (B)	136	136
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/17	330	331
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	127	127

24	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	$381	$380
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/18	267	267
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/16	7	7
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.560%, 05/26/15 (A)	38	38
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/19	700	699
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.731%, 05/15/15 (A)(B)	254	254
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.482%, 05/15/15 (A)(B)	538	537
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/15 (B)	63	63
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/21 (B)	100	100
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/22 (B)	145	145
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18 (B)	544	546
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.561%, 05/20/15 (A)	54	54
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/16	163	163
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/18	190	191
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/17	254	255
CarMax Auto Owner Trust, Ser 2012-1, Cl D
3.090%, 08/15/18	875	889
CarMax Auto Owner Trust, Ser 2012-1, Cl C
2.200%, 10/16/17	365	369
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	10	10
CarMax Auto Owner Trust, Ser 2012-3, Cl A4
0.790%, 04/16/18	1,230	1,229
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	121

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/17 (B)	$7	$7
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.428%, 05/07/15 (A)(B)	241	241
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.924%, 05/07/15 (A)(B)	310	310
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.628%, 05/07/15 (A)(B)	125	125
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.598%, 05/07/15 (A)(B)	665	665
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.122%, 05/09/15 (A)(B)	460	460
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.781%, 05/15/15 (A)(B)	425	425
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18 (B)	633	633
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18 (B)	214	213
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (B)	982	980
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20 (B)	290	290
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21 (B)	365	366
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/21 (B)	415	415
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/17 (B)	27	27
DT Auto Owner Trust, Ser 2014-2A, Cl A
0.830%, 08/15/17 (B)	240	240
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18 (B)	242	241
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/19 (B)	247	248
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/20 (B)	200	200
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18 (B)	86	86
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (B)	66	66

25	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19 (B)	$269	$269
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/17 (B)	40	40
First Investors Auto Owner Trust, Ser 2013-3A, Cl A3
1.440%, 10/15/19 (B)	400	401
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/18 (B)	175	175
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/18 (B)	358	358
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	615	616
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/17	600	601
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	479
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/18	600	614
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.561%, 05/15/15 (A)	945	945
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.651%, 05/15/25 (A)	310	311
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/19	80	80
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.671%, 05/31/15 (A)	480	480
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.631%, 05/20/15 (A)	665	664
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/19	390	392
GM Financial Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/17 (B)	1,140	1,141

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.225%, 05/10/15 (A)(B)	$765	$766
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/16	56	56
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/16 (B)	62	62
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17 (B)	581	583
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A4
1.570%, 08/15/18 (B)	750	758
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/16	114	114
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A3
0.780%, 08/15/17	167	168
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (B)	360	360
Motor PLC, Ser 2013-1A, Cl A1
0.621%, 05/15/15 (A)(B)	24	24
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/19 (B)	310	310
Prestige Auto Receivables Trust, Ser 2012-1A, Cl A3
1.760%, 10/16/17 (B)	117	118
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/18 (B)	187	188
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/19 (B)	250	251
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18 (B)	589	589
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/19 (B)	210	210
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/17	356	359
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl C
3.010%, 04/16/18	374	377

26	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	$430	$442
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/17	169	169
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/18	81	81
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl B
3.240%, 05/15/17	320	325
1.330%, 05/15/17	29	29
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/18	485	485
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A2A
0.660%, 06/15/17	32	32
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/18	203	203
SMART Trust, Ser 2011-4USA, Cl A4A
2.280%, 08/14/17 (B)	214	214
SMART Trust, Ser 2011-4USA
1.530%, 05/14/15	865	866
SMART Trust, Ser 2014-1US, Cl A2B
0.479%, 05/14/15 (A)	328	328
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/18 (B)	1	1
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/18 (B)	207	207
Susquehanna Auto Receivables Trust, Ser 2014-1, Cl A3
1.000%, 02/15/18 (B)	425	425
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A2A
0.520%, 10/20/16	296	296
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.526%, 05/20/15 (A)(B)	400	400
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 02/20/15 (B)	255	255
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/18 (B)	240	240

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/18 (B)	$164	$164
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/17 (B)	220	220
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/17 (B)	635	635
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/20 (B)	505	503
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/23 (B)	234	233
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.532%, 05/15/15 (A)(B)	555	555

		38,660

Credit Card — 3.0%
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/19	185	185
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.534%, 05/15/15 (A)	320	320
Cabela’s Master Credit Card Trust, Ser 2013-2A A2, Cl A2
0.831%, 05/15/15 (A)(B)	210	211
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.532%, 05/15/15 (A)	165	165
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/19	360	361
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.431%, 05/15/15 (A)	450	448
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/17	1,240	1,241
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/19	275	276
Chase Issuance Trust, Ser 2014-A6, Cl A
1.260%, 07/15/19	400	401
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/18	500	502
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	415	416

27	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/19	$650	$652
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/19	260	261
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	480	480
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	590	590
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (B)	575	576
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (B)	360	360
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/20	650	652

		8,097

Miscellaneous Business Services — 6.5%
Apidos CDO, Ser 2013-12A, Cl A
1.375%, 05/15/15 (A)(B)	600	591
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.444%, 07/17/15 (A)(B)	335	335
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-SD2, Cl 2A1
0.841%, 05/25/15 (A)	107	107
Cent CLO 16, Ser 2014-16AR, Cl A1AR
1.505%, 05/03/15 (A)(B)	500	500
Cent CLO 16, Ser 2014-20A, Cl A
1.724%, 01/25/26 (A)(B)	600	598
CIFC Funding, Ser 2013-1A, Cl A1
1.426%, 07/16/15 (A)(B)	485	480
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/17 (B)	1,005	1,005
City of New York, Ser 2013-A, Cl A
1.190%, 11/10/26 (B)	10	10
CNH Equipment Trust, Ser 2012-D, Cl A3
0.650%, 04/16/18	437	437
CNH Equipment Trust, Ser 2014-C, Cl A2
0.630%, 12/15/17	1,025	1,025
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/20 (B)	500	500
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.625%, 07/18/15 (A)(B)	250	249

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/16	$34	$34
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/17 (B)	400	400
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/16	44	44
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/18 (B)	905	908
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/45 (B)	625	625
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl B2
1.744%, 01/16/46 (B)	405	405
ING IM CLO, Ser 2014-1A, Cl A1
1.775%, 07/18/15 (A)(B)	290	289
ING IM CLO, Ser 2014-1RA, Cl A2R
2.091%, 03/14/22 (A)(B)	500	499
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/19	580	580
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/17 (B)	144	143
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 05/15/15 (B)	420	420
Limerock CLO II, Ser 2014-2A, Cl A
1.775%, 05/18/15 (A)(B)	500	500
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.565%, 06/24/15 (A)(B)	420	410
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/17 (B)	282	284
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/16 (B)	111	111
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/19 (B)	560	557
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.424%, 05/25/15 (A)	1,209	1,208
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.745%, 06/11/15 (A)(B)	405	405

28	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/27 (B)	$114	$114
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.395%, 07/21/15 (A)(B)	360	356
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.394%, 07/17/15 (A)(B)	550	543
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.195%, 05/22/15 (A)(B)	279	279
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.413%, 05/24/15 (A)(B)	425	425
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.347%, 07/25/15 (A)	74	74
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.377%, 07/25/15 (A)	169	168
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.277%, 07/25/15 (A)	54	53
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.181%, 05/15/15 (A)(B)	32	32
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.032%, 05/15/15 (A)(B)	204	205
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22 (B)	445	446
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.411%, 05/25/15 (A)(B)	548	546
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.331%, 05/25/15 (A)	144	142
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.002%, 01/09/23 (A)(B)	475	475

		17,517

Mortgage Related — 0.5%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.861%, 05/27/15 (A)	250	246
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.901%, 05/27/15 (A)	300	295
Ameriquest Mortgage Securities Asset- Backed Pass-Through, Ser 2005-R3, Cl A1B
0.441%, 05/25/15 (A)	29	29
Bear Stearns Asset-Backed-Securities I Trust, Ser 2005-HE3, Cl M2
1.194%, 05/25/15 (A)	367	363

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Mortgage Acquisition, Ser 2005- FLD1, Cl M2
0.916%, 05/25/15 (A)	$145	$144
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.551%, 05/25/15 (A)(B)	14	14
Option One Mortgage Loan Trust Asset- Backed Certificates, Ser 2005-4, Cl A3
0.441%, 05/25/15 (A)	56	55
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.681%, 05/25/15 (A)	213	209

		1,355

Total Asset-Backed Securities (Cost $65,680) ($ Thousands)		65,629

MORTGAGE-BACKED SECURITIES — 17.2%

Agency Mortgage-Backed Obligations — 4.7%
FHLMC
5.000%, 12/01/18 to 06/01/26	287	303
4.500%, 09/01/26	71	75
2.223%, 05/01/15 (A)	112	117
2.169%, 05/01/15 (A)	106	113
1.250%, 12/05/17	700	699
FHLMC REMIC, Ser 2004-2764, Cl OE
4.500%, 03/15/19	73	76
FHLMC REMIC, Ser 2009-3570, Cl A
4.500%, 05/01/15	205	215
FHLMC REMIC, Ser 2010-3634, Cl EA
4.000%, 11/15/23	41	41
FNMA
6.000%, 01/01/27	70	80
5.000%, 04/01/20 to 03/01/25	1,160	1,251
2.465%, 05/01/15 (A)	12	12
2.245%, 05/01/15 (A)	9	10
2.244%, 05/01/15 (A)	28	29
2.194%, 05/01/15 (A)	98	102
2.140%, 05/01/15 (A)	39	40
2.055%, 05/01/15 (A)	46	48
1.375%, 05/01/15 (A)	16	17
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	31	34
FNMA REMIC, Ser 2001-33, Cl FA
0.631%, 05/25/15 (A)	24	24
FNMA REMIC, Ser 2002-64, Cl FG
0.431%, 05/18/15 (A)	25	25
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	128	133

29	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/18	$95	$98
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	19	20
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	120	128
FNMA REMIC, Ser 2011-6, Cl BA
2.750%, 06/25/20	181	185
FNMA TBA
3.500%, 05/15/27	850	902
3.000%, 05/25/26	4,200	4,395
GNMA
2.500%, 05/01/15 (A)	135	144
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/34	92	95
GNMA, Ser 2009-104, Cl NJ
4.250%, 07/20/36	31	32
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	282	291
GNMA, Ser 2010-86, Cl PG
3.000%, 01/20/36	115	116
GNMA, Ser 2011-106, Cl ME
3.000%, 06/20/38	300	304
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	177	178
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	67	68
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	11	11
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.631%, 05/04/15 (A)	611	615
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.548%, 05/06/15 (A)	192	192
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.623%, 01/08/20 (A)	475	477
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.578%, 05/09/15 (A)	262	263
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.580%, 05/09/15 (A)	604	606
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.558%, 05/05/15 (A)	318	319
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.555%, 05/07/15 (A)	131	131

		13,014

Non-Agency Mortgage-Backed Obligations — 12.5%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.982%, 05/15/15 (A)(B)	250	249

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Banc of America Merrill Lynch Commercial Mortgage, Ser 4, Cl A5A
4.933%, 07/10/45	$378	$379
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.642%, 05/01/15 (A)(B)	312	288
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.700%, 05/01/15 (A)(B)	39	35
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.550%, 05/01/15 (A)(B)	99	77
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.611%, 05/01/15 (A)(B)	133	123
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.674%, 05/01/15 (A)(B)	231	207
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (A)	0	0
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	384	388
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl A4
4.674%, 06/11/41	141	141
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/42	63	63
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	408	425
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PWR11, Cl A4
5.598%, 05/01/15 (A)	419	428
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.479%, 05/01/15 (A)	817	829
CD Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	575	604
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 05/01/15 (A)	434	469
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.900%, 12/10/49 (A)	650	701
Citigroup Commercial Mortgage Ser 2008-C7, Cl A4
6.144%, 05/01/15 (A)	391	426

30	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	$220	$220
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.932%, 05/15/15 (A)(B)	450	448
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.578%, 05/01/15 (A)(B)	54	54
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.685%, 05/01/15 (A)(B)	217	198
COBALT CMBS Commercial Mortgage Trust 2006-C1, Ser C1, Cl A4
5.223%, 08/15/48	649	679
COMM Mortgage Trust, Ser 2012-9W57, Cl A
2.365%, 05/06/15 (B)	600	612
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (B)	313	314
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	166	166
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	157	157
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	206	205
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/46	200	200
Commercial Mortgage Pass-Through Certificates, Ser CR9, Cl A1
1.344%, 07/10/45	861	866
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/44	7	7
Commercial Mortgage Trust, Ser 2014-BBG, Cl A
0.982%, 05/15/15 (A)(B)	845	844
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.721%, 05/25/15 (A)(B)	29	28
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.501%, 05/01/15 (A)(B)	181	151

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Credit Suisse Commercial Mortgage Trust, Ser C4, Cl A3
5.467%, 09/15/39	$819	$854
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (B)	458	465
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.728%, 05/01/15 (A)(B)	147	147
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.031%, 05/25/15 (A)(B)	423	421
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.131%, 05/25/15 (A)(B)	195	194
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.131%, 05/25/15 (A)(B)	249	247
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.381%, 05/25/15 (A)(B)	543	543
GE Capital Commercial Mortgage, Ser C3, Cl A7A
4.974%, 05/01/15 (A)	264	264
GE Capital Commercial Mortgage, Ser C4, Cl A4
5.493%, 05/01/15 (A)	1,070	1,080
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
2.945%, 05/01/15 (A)(B)	223	204
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.261%, 05/20/15 (A)(B)	489	486
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.261%, 05/22/15 (A)(B)	519	516
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.361%, 05/20/15 (A)(B)	63	63
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.381%, 05/15/15 (A)(B)	75	75
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.321%, 05/20/15 (A)(B)	66	66
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (B)	713	727
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	174	173
GS Mortgage Securities II, Ser GC13, Cl A1
1.206%, 07/10/46	126	126
GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/46	185	186

31	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.657%, 05/01/15 (A)(B)	$269	$244
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.710%, 05/01/15 (A)(B)	302	280
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.714%, 05/01/15 (A)(B)	254	208
Hilton USA Trust, Ser HLF, Cl AFL
1.173%, 11/05/30 (A)(B)	222	222
Hilton USA Trust, Ser ORL, Cl A
1.072%, 05/15/15 (A)(B)	1,000	996
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
0.761%, 05/25/15 (A)(B))	414	412
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.941%, 05/25/15 (A)(B)	71	65
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.701%, 05/03/15 (A)(B)	79	72
Impac CMB Trust, Ser 2005-3, Cl A1
0.661%, 05/25/15 (A)(B)	73	66
Impac CMB Trust, Ser 2005-5, Cl A1
0.821%, 05/25/15 (A)(B)	59	53
Impac CMB Trust, Ser 2005-8, Cl 1A
0.441%, 05/25/15 (A)(B)	190	164
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/45	585	610
JPMorgan Chase Commercial Mortgage Securities Trust , Ser 2015-CSMO, Cl A
1.428%, 05/15/15 (A)(B)	1,000	1,001
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 05/01/15 (A)	582	583
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 05/01/15 (A)	432	433
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP7, Cl A4
6.057%, 05/01/15 (A)	166	171
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.082%, 05/15/15 (A)(B)	875	871
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.382%, 05/15/15 (A)(B)	375	376

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	$43	$43
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	67	67
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/46	170	171
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.529%, 05/01/15 (A)(B)	137	130
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.791%, 05/01/15 (A)(B)	164	141
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (A)	461	483
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4
5.197%, 11/15/30 (A)	82	82
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.444%, 05/25/15 (A)(B)	73	70
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 11/01/15 (A)	414	419
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.839%, 05/01/15 (A)(B)	277	232
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	111	117
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/45	299	303
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/46	200	209
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	98	98
Morgan Stanley Capital I Trust, Ser C1, Cl A1
2.602%, 09/15/47 (B)	165	165
Morgan Stanley Capital I Trust, Ser C4, Cl A1
1.085%, 03/15/45	204	204
Morgan Stanley Capital I Trust, Ser T19, Cl A4A
4.890%, 06/12/47	177	177

32	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51 (B)	$296	$295
MortgageIT Trust, Ser 2005-5, Cl A1
0.441%, 05/25/15 (A)(B)	271	247
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.441%, 05/25/15 (A)(B)	345	346
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.477%, 05/15/15 (A)(B)	115	108
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.381%, 07/19/15 (A)(B)	275	256
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
3.806%, 05/01/15 (A)(B)	210	177
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.451%, 05/20/15 (A)(B)	33	31
Silverstone Master Issuer PLC, Ser 2012-1A, Cl 1A
1.826%, 07/22/15 (A)(B)	100	101
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A)(B)	224	224
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	255	254
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.430%, 05/01/15 (A)	235	236
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.267%, 05/01/15 (A)	254	256
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.325%, 05/01/15 (A)(B)	293	271
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	251	251
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.618%, 05/01/15 (A)(B)	127	126
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.623%, 05/01/15 (A)(B)	255	248

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.495%, 05/01/15 (A)(B)	$145	$135
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.791%, 05/15/44 (B)	920	930
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 05/15/44 (B)	154	155
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	551	550
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	115	115
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	317	317
WFRBS Commercial Mortgage Trust, Ser C15, Cl A1
1.264%, 08/15/46	133	134

		33,519

Total Mortgage-Backed Securities (Cost $47,186) ($ Thousands)		46,533

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
FFCB
0.227%, 05/24/15 (A)	2,500	2,502
0.450%, 09/08/16	3,000	2,998
FHLB
0.375%, 06/24/16	2,000	2,000
1.625%, 04/13/17	950	956
FHLMC
0.800%, 11/18/16	1,400	1,400
1.200%, 08/21/17	800	800

Total U.S. Government Agency Obligations (Cost $10,658) ($ Thousands)		10,656

MUNICIPAL BONDS — 4.1%

California — 0.7%
California State, GO
5.950%, 04/01/16	920	966
Orange County, Ser A, RB
0.580%, 11/02/15	445	445
University of California, Ser Y-1, RB
0.679%, 05/01/15 (A)	490	490

		1,901

33	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Florida — 0.2%
Florida , Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	$620	$624

Hawaii — 0.2%
Hawaii State, Ser ES, GO
0.731%, 08/01/16	655	657

Illinois — 0.2%
City of Chicago, Midway Airport Revenue, Ser C, RB
1.320%, 01/01/16	270	272
Illinois State, Ser B, GO
1.780%, 04/01/16	300	301

		573

Kentucky — 0.1%
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/16	410	411

Maine — 0.2%
Maine, Municipal Bond Bank, RB
1.068%, 06/01/15	525	525

New Jersey — 1.8%
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	500	499
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/16	2,675	2,669
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,245
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	175	178

		4,591

Pennsylvania — 0.0%
Pennsylvania State, Industrial Development Authority, RB
1.635%, 07/01/16 (B)	120	120

Texas — 0.5%
City of El Paso, Harris County Toll Road Authority, GO
1.049%, 08/15/16	455	457

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Harris County, Toll Road Authority, RB
2.440%, 08/15/15	$735	$740

		1,197

Utah — 0.2%
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/16	610	611

Total Municipal Bonds (Cost $11,207) ($ Thousands)		11,210

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Notes
0.099%, 05/05/15 (A)	700	700
0.875%, 12/31/16	2,500	2,516
0.500%, 07/31/17	4,530	4,511

Total U.S. Treasury Obligations (Cost $7,699) ($ Thousands)		7,727

COMMERCIAL PAPER — 0.4%
Motiva Enterprises, Ser A-3
0.500%, 05/11/15	1,000	1,000

Total Commercial Paper (Cost $1,000) ($ Thousands)		1,000

REPURCHASE AGREEMENT(C) — 0.2%
BNP Paribas 0.012%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $500,002 (collateralized by various FNMA and FMAC obligations, ranging in par value $1,000 - $231,940, 4.500% - 6.000%, 07/01/20 - 03/01/45; with total market value $510,001)	500	500

Total Repurchase Agreement (Cost $500) ($ Thousands)		500

Total Investments — 102.0% (Cost $275,908)($ Thousands)†		$275,514

34	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2015

A list of the open futures contracts held by the Fund at April 30, 2015, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	11	Jun-2015	$8
U.S. 2-Year Treasury Note	(7)	Jun-2015	(4)
U.S. 10-Year Treasury Note	(24)	Jun-2015	(11)
U.S. Long Treasury Bond	(1)	Jun-2015	2

			$(5)

For the period ended April 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $270,040($ Thousands).

‡	Real Estate Investment Trust.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Tri-Party Repurchase Agreement.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $275,908, and the unrealized appreciation and depreciation were $600($ Thousands) and ($994) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$132,259	$—	$132,259
Asset-Backed Securities	—	65,629	—	65,629
Mortgage-Backed Securities	—	46,533	—	46,533
Municipal Bonds	—	11,210	—	11,210
U.S. Government Agency Obligations	—	10,656	—	10,656
Commercial Paper	—	1,000	—	1,000
Repurchase Agreement	—	500	—	500
U.S. Treasury Obligations	—	7,727	—	7,727

Total Investments in Securities	$—	$275,514	$—	$275,514

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$10	$—	$—	$10
Unrealized Depreciation	(15)	—	—	(15)

Total Other Financial Instruments	$(5)	$—	$—	$(5)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of April 30, 2015, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

Amounts designated as “—”are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

35	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 37.7%

Agency Mortgage-Backed Obligations — 37.7%
FHLMC
4.879%, 05/19/17	$5,000	$5,317
4.500%, 02/01/22 to 06/01/26	9,456	10,155
2.564%, 06/01/42 (A)	4,776	4,972
2.460%, 11/01/15 (A)	27	27
2.458%, 11/01/15 (A)	1	1
2.447%, 11/01/15 (A)	39	40
2.389%, 11/01/15 (A)	6	6
2.384%, 11/01/15 (A)	11	11
2.375%, 11/01/15 to 11/01/15 (A)	12	13
2.333%, 05/01/15 (A)	1,015	1,067
2.329%, 11/01/15 (A)	26	27
2.314%, 05/01/15 (A)	42	43
2.310%, 11/01/15 to 11/01/15 (A)	18	18
2.302%, 11/01/15 (A)	2	2
2.260%, 11/01/15 (A)	10	10
2.250%, 11/01/15 to 11/01/15 (A)	8	9
2.235%, 11/01/15 (A)	58	61
2.160%, 05/01/15 (A)	10	10
2.125%, 11/01/15 to 11/01/15 (A)	20	20
2.000%, 11/01/15 to 11/01/15 (A)	2	2
1.875%, 11/01/15 to 11/01/15 (A)	3	3
1.625%, 11/01/15 to 11/01/15 (A)	5	5
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	488	571
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	160	160
FHLMC REMIC, Ser 2006-3148, Cl CF
0.561%, 11/15/15 (A)	454	457
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	4,960	5,368
FHLMC REMIC, Ser 3153, Cl FX
0.511%, 11/15/15 (A)	174	175
FHLMC, Ser K710, Cl A2
1.883%, 05/25/19	6,000	6,074
FHLMC, Ser KGRP, Cl A
0.553%, 05/25/15 (A)	6,118	6,126
FNMA
7.000%, 06/01/37	14	16
6.500%, 05/01/26 to 09/01/36	428	505
6.000%, 02/01/23 to 09/01/24	4,541	5,048
5.500%, 06/01/16 to 12/01/25	1,172	1,299
5.300%, 07/01/19	808	869
5.250%, 08/01/24	1,304	1,553
5.090%, 05/01/15	3,806	3,880
5.000%, 03/01/19 to 04/01/41	3,758	4,198

Description	Face Amount ($ Thousands)	Value ($ Thousands)
4.771%, 05/01/15	$6,263	$6,266
4.500%, 04/01/26 to 10/01/31	5,512	6,001
4.450%, 01/01/21	5,185	5,792
4.330%, 07/01/21	3,550	3,982
4.301%, 07/01/21	533	596
4.295%, 06/01/21	3,707	4,151
4.230%, 01/01/21	4,718	5,249
4.070%, 04/01/19	1,188	1,281
4.050%, 01/01/21	1,000	1,101
4.040%, 06/01/21	11,691	12,923
4.000%, 05/01/26 to 08/01/26	4,050	4,357
3.980%, 08/01/21	2,307	2,536
3.970%, 06/01/21	2,003	2,197
3.890%, 01/01/24	1,142	1,254
3.880%, 12/01/20	94	103
3.840%, 08/01/21	6,975	7,632
3.800%, 01/01/23	1,969	2,158
3.770%, 08/01/21	977	1,064
3.750%, 06/01/22	1,256	1,369
3.743%, 06/01/18	2,836	3,017
3.700%, 11/01/20	863	935
3.580%, 12/01/20	932	1,006
3.500%, 11/01/21	1,588	1,708
3.470%, 11/01/20	167	179
3.400%, 03/01/22	3,735	4,001
3.356%, 01/01/27	1,360	1,446
3.270%, 05/01/21	498	528
3.260%, 12/01/20	589	627
3.250%, 04/01/21 to 11/01/21	2,682	2,851
3.050%, 10/01/20	59	62
2.990%, 10/01/17	3,235	3,368
2.830%, 05/01/21	454	471
2.720%, 05/01/21	2,155	2,221
2.515%, 10/01/22	700	709
2.400%, 10/01/22	481	484
2.365%, 05/01/15 (A)	290	303
2.360%, 06/01/19	1,540	1,582
2.310%, 10/01/22	2,320	2,330
2.284%, 05/01/15 (A)	17	18
2.250%, 10/01/22 to 10/01/22	5,339	5,342
2.220%, 10/01/22	2,305	2,311
2.194%, 05/01/15 (A)	466	486
2.100%, 05/01/15 (A)	33	33
2.068%, 05/01/15 (A)	258	262
2.055%, 05/01/15 (A)	174	184
1.961%, 05/01/15 (A)	92	95
FNMA REMIC, Ser 1992-61, Cl FA
0.820%, 11/25/15 (A)	63	64

36	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	$24	$26
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	13	14
FNMA REMIC, Ser 1994-77, Cl FB
1.670%, 11/25/15 (A)	5	5
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	15	16
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	79	81
FNMA REMIC, Ser 2002-53, Cl FK
0.570%, 11/25/15 (A)	93	94
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	126	131
FNMA REMIC, Ser 2006-76, Cl QF
0.570%, 11/25/15 (A)	864	870
FNMA REMIC, Ser 2006-79, Cl DF
0.520%, 11/25/15 (A)	732	736
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	905	1,003
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	6,819	7,283
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	3,838	4,190
FNMA REMIC, Ser 2013-75, Cl FE
0.424%, 02/25/43 (A)	5,255	5,247
FNMA TBA
4.500%, 05/15/45	12,000	13,060
3.500%, 05/15/27 to 05/01/41	16,400	17,295
2.500%, 05/01/17	7,000	7,176
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	8,386	8,641
GNMA
6.500%, 04/15/17 to 02/20/39	639	743
6.000%, 06/15/16 to 06/15/41	14,582	16,788
5.500%, 10/15/34 to 02/15/41	4,959	5,602
5.000%, 09/15/39 to 04/15/41	3,394	3,808
4.000%, 07/15/41 to 08/15/41	326	353
GNMA TBA
6.000%, 04/30/35	1,600	1,820
5.500%, 04/30/35	500	565
4.000%, 05/01/39	100	108
3.500%, 06/15/41 to 05/15/45	200	211
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	114	115

Total Mortgage-Backed Securities (Cost $254,939) ($ Thousands)		260,734

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.0%
FHLMC
0.875%, 02/22/17	$59,215	$59,516
FNMA
1.250%, 09/28/16	65,475	66,159
1.250%, 01/30/17	60,125	60,758
0.875%, 05/21/18	35,400	35,231

Total U.S. Government Agency Obligations (Cost $220,465) ($ Thousands)		221,664

U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Notes
4.500%, 02/15/16	46,550	48,132
0.875%, 04/30/17	85,865	86,314
1.500%, 01/31/19	6,675	6,753

Total U.S. Treasury Obligations (Cost $140,714) ($ Thousands)		141,199

REPURCHASE AGREEMENTS (B) — 13.6%
BNP Paribas 0.120%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $57,000,190 (collateralized by FMAC, FNMA, GNMA and U.S. Treasury, ranging in par value $25,126 - $14,481,118, 0.8750% - 6.500%, 07/01/18 - 03/01/45, with total market value $58,140,049)	57,000	57,000
Deutsche Bank 0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $37,400,104 (collateralized by various FNMA and GNMA obligations, ranging in par value $1,661,593- $44,069,572, 3.500% - 5.500%, 05/01/42 - 07/20/44, with total market value $38,148,000)	37,400	37,400

Total Repurchase Agreements (Cost $94,400) ($ Thousands)		94,400

Total Investments — 103.7% (Cost $710,518) ($ Thousands)		$717,997

37	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

April 30, 2015

A list of the open futures contracts held by the Fund at April 30, 2015, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(715)	Jun-2015	$(473)
U.S. 2-Year Treasury Note	58	Jun-2015	35
U.S. 10-Year Treasury Note	314	Jun-2015	265
U.S. Long Treasury Bond	26	Jun-2015	(4)

			$(177)

For the period ended April 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $692,589 ($ Thousands).

(A)

Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $710,518, and the unrealized appreciation and depreciation were $7,586 ($ Thousands) and ($107) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$260,734	$—	$260,734
U.S. Government Agency Obligations	—	221,664	—	221,664
Repurchase Agreements	—	94,400	—	94,400
U.S. Treasury Obligations	—	141,199	—	141,199

Total Investments in Securities	$—	$717,997	$—	$717,997

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$300	$—	$—	$300
Unrealized Depreciation	(477)	—	—	(477)
Total Other Financial

Instruments	$(177)	$—	$—	$(177)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of April 30, 2015, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

38	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate - Duration Government Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 60.5%

Agency Mortgage-Backed Obligations — 60.5%
FHLMC
6.500%, 01/01/18 to 12/01/32	$85	$99
6.000%, 09/01/24	289	329
5.500%, 06/01/19 to 12/01/20	134	143
2.554%, 11/01/15 (A)	219	228
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	2	2
FHLMC REMIC, Ser 2004-2802, Cl PF
1.100%, 11/15/15 (A)	122	122
FNMA
6.500%, 03/01/33 to 10/01/34	66	78
6.000%, 02/01/23	132	146
5.500%, 12/01/25	780	882
5.250%, 08/01/24	652	777
5.010%, 04/01/19	1,006	1,124
5.000%, 06/01/23 to 04/01/41	876	958
4.500%, 04/01/26 to 10/01/31	474	516
4.000%, 05/01/26 to 08/01/26	315	339
3.500%, 11/01/21	52	56
3.270%, 05/01/21	15	16
3.250%, 04/01/21 to 11/01/21	81	87
3.080%, 01/01/27	300	311
3.070%, 01/01/22	753	792
3.050%, 10/01/20	24	26
2.830%, 05/01/21	15	16
2.720%, 05/01/21	74	76
2.515%, 10/01/22	55	56
2.400%, 10/01/22	36	36
2.360%, 06/01/19	50	51
2.310%, 10/01/22	180	181
2.250%, 10/01/22	91	91
2.220%, 10/01/22	176	176
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	22	22
FNMA REMIC, Ser 2006-79, Cl DF
0.524%, 11/25/15 (A)	129	130
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	157	174
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	698	745
FNMA REMIC, Ser 2013-75, Cl FE
0.431%, 02/25/43 (A)	148	148
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	2,020	2,082
GNMA
8.750%, 07/20/17 to 07/20/17	3	3

Description	Face Amount ($ Thousands)	Value ($ Thousands)
8.500%, 11/20/16 to 08/20/17	$5	$5
7.500%, 11/15/25 to 03/15/27	11	12
6.000%, 09/15/24	313	356
5.000%, 05/15/40 to 06/15/40	42	47
4.500%, 06/15/41	169	187
4.000%, 07/15/41	228	247
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A 1.840%, 10/07/20	28	28

Total Mortgage-Backed Securities (Cost $11,395) ($ Thousands)		11,900

U.S GOVERNMENT AGENCY OBLIGATION — 13.2%
FHLMC
0.875%, 03/07/18	2,600	2,595

Total U.S Government Agency Obligation (Cost $2,567) ($ Thousands)		2,595

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Notes
1.500%, 01/31/19	1,275	1,290
2.375%, 08/15/24	300	309

Total U.S. Treasury Obligations (Cost $1,573) ($ Thousands)		1,599

ASSET-BACKED SECURITY — 0.5%

Other — 0.5%
Small Business Administration, Ser 2005- P10B, Cl 1 4.940%, 08/10/15	94	94

Total Asset-Backed Security (Cost $93) ($ Thousands)		94

REPURCHASE AGREEMENT(B) — 16.8%
BNP Paribas 0.120%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $3,300,011 (collateralized by various FNMA, FMAC and GNMA obligations, ranging in par value $1,000 - $1,045,329, 3.000% - 7.500%, 12/01/17 - 01/15/45, with total market value $3,366,001)	3,300	3,300

Total Repurchase Agreement (Cost $3,300) ($ Thousands)		3,300

Total Investments — 99.1% (Cost $18,928) ($ Thousands)†		$19,488

39	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate - Duration Government Fund

April 30, 2015

A list of the open futures contracts held by the Fund at April 30, 2015, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	93	Jun-2015	$64
U.S. 2-Year Treasury Note	(20)	Jun-2015	(13)
U.S. 10-Year Treasury Note	(2)	Jun-2015	—
U.S. Long Treasury Bond	(1)	Jun-2015	—

			$51

For the period ended April 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $19,656 ($ Thousands).

(A)

Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $18,928, and the unrealized appreciation and depreciation were $552, ($ Thousands) and ($-) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$11,900	$—	$11,900
Repurchase Agreement	—	3,300	—	3,300
U.S Government Agency Obligation	—	2,595	—	2,595
Asset-Backed Security	—	94	—	94
U.S. Treasury Obligations	—	1,599	—	1,599

Total Investments in Securities	$—	$19,488	$—	$19,488

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$64	$—	$—	$64
Unrealized
Depreciation	(13)	—	—	(13)

Total Other Financial Instruments	$51	$—	$—	$51

*	Futures Contracts are valued at the net unrealized (depreciation) on the instruments.

As of April 30, 2015, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

40	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

April 30, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 92.8%

Agency Mortgage-Backed Obligations — 84.7%
FNMA
8.000%, 07/01/25 to 09/01/28	$34	$38
7.000%, 08/01/29 to 09/01/32	103	114
6.500%, 09/01/32	78	90
4.250%, 10/01/28	4,603	5,234
4.180%, 11/01/28	1,709	1,933
3.356%, 01/01/27	1,360	1,446
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	14	15
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	27	29
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	214	223
FNMA TBA
3.500%, 05/15/27	1,200	1,274
3.000%, 05/25/26	600	628
GNMA
10.000%, 05/15/16 to 09/15/19	8	8
9.500%, 08/15/17 to 10/15/20	17	17
9.000%, 12/15/17 to 05/15/22	57	56
8.500%, 10/15/16 to 06/15/17	7	7
8.000%, 04/15/17 to 03/15/32	297	334
7.750%, 10/15/26	27	30
7.500%, 02/15/27 to 10/15/35	218	255
7.250%, 01/15/28	73	82
7.000%, 04/15/19 to 06/20/38	2,689	3,211
6.750%, 11/15/27	12	13
6.500%, 09/15/16 to 10/15/38	1,005	1,181
6.000%, 07/15/24 to 12/15/40	2,138	2,434
5.500%, 01/15/33 to 02/15/41	3,502	3,999
5.000%, 06/15/33 to 03/15/41	8,627	9,747
4.500%, 08/15/33 to 09/20/41	5,983	6,592
4.000%, 08/20/39 to 11/15/42 (A)	6,250	6,745
3.875%, 05/15/42	1,903	2,053
3.500%, 03/20/41	491	521
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	383	457
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	357	412
GNMA TBA
4.500%, 05/01/40	1,200	1,300
4.000%, 05/01/39 to 05/15/45	9,500	10,263
3.500%, 06/15/41 to 05/15/45	21,500	22,654
3.000%, 05/01/42 to 05/01/43	10,450	10,740

		94,135

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Non-Agency Mortgage-Backed Obligations — 8.1%
GNMA
5.000%, 01/20/45	$500	$549
3.500%, 02/20/45 to 04/20/45	4,879	5,155
GNMA TBA
3.500%, 06/20/42	3,200	3,365

		9,069

Total Mortgage-Backed Securities (Cost $99,834) ($ Thousands)		103,204

REPURCHASE AGREEMENTS(B)(C) — 50.2%
BNP Paribas 0.012%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $25,600,085 (collateralized by FMAC, FNMA, GNMA obligations and U.S. Treasury Note, ranging in par value $4,103 - $69,498,530, 1.000% - 6.500%, 10/01/15 - 04/01/45, with total market value $26,112,045)	25,600	25,600
Deutsche Bank 0.010% dated 04/30/15, to be repurchased on 05/01/15, repurchase price $30,300,084 (collateralized by U.S.a Treasury Note, par value $28,580,000, 3.125%, 02/15/43, with total market value of $30,906,073)	30,300	30,300

Total Repurchase Agreements (Cost $55,900) ($ Thousands)		55,900

Total Investments — 143.0% (Cost $155,734) ($ Thousands)†		$159,104

41	SEI Daily Income Trust / Quarterly Report / April 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

April 30, 2015

A list of the open futures contracts held by the Fund at April 30, 2015, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	51	Jun-2015	$(5)
U.S. 10-Year Treasury Note	(38)	Jun-2015	14
U.S. Long Treasury Bond	10	Jun-2015	(10)
U.S. Ultra Long Treasury Bond	—	Jun-2015	—

			$(1)

For the period ended April 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $111,294 ($ Thousands).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	Tri-Party Repurchase Agreement.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

Cl — Class

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $155,734, and the unrealized appreciation and depreciation were $3,444 ($ Thousands) and ($74) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$103,204	$—	$103,204
Repurchase Agreements	—	55,900	—	55,900

Total Investments in Securities	$—	$159,104	$—	$159,104

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$14	$—	$—	$14
Unrealized Depreciation	(15)	—	—	(15)

Total Other Financial Instruments	$(1)	$—	$—	$(1)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of April 30, 2015, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

42	SEI Daily Income Trust / Quarterly Report / April 30, 2015

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: June 29, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: June 29, 2015